The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (6.1%)
	AT&T, Inc.	15,222,408	$361,227,742
# *	Charter Communications, Inc., Class A	45,236	15,628,586
	Comcast Corp., Class A	8,498,340	286,054,124
	Electronic Arts, Inc.	772,598	94,960,020
	Fox Corp. (FOX US), Class B	420,583	20,440,334
	Fox Corp. (FOXA US), Class A	1,001,658	51,264,856
	Interpublic Group of Cos., Inc.	609,073	17,462,123
*	Liberty Broadband Corp. (LBRDA US), Class A	27,366	2,080,637
*	Liberty Broadband Corp. (LBRDK US), Class C	23,634	1,811,782
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,457,514
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	22,354,085
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	47,140
#	News Corp. (NWS US), Class B	184,557	5,841,229
	News Corp. (NWSA US), Class A	988,065	27,784,388
#	Omnicom Group, Inc.	570,842	49,543,377
#	Sirius XM Holdings, Inc.	265,517	6,375,063
*	Take-Two Interactive Software, Inc.	286,031	53,061,611
#	T-Mobile U.S., Inc.	1,157,578	269,680,947
	Verizon Communications, Inc.	8,714,511	343,264,588
	Walt Disney Co.	1,220,491	137,988,712
*	Warner Bros Discovery, Inc.	1,597,636	16,679,320
TOTAL COMMUNICATION SERVICES			1,787,008,178
		Shares	Value†
CONSUMER DISCRETIONARY — (4.4%)
*	Aptiv PLC	135,673	$8,468,709
	Aramark	698,761	27,188,790
	Autoliv, Inc.	116,089	11,221,163
	Best Buy Co., Inc.	58,198	4,996,880
	BorgWarner, Inc.	359,488	11,467,667
# *	CarMax, Inc.	295,626	25,317,411
	Dick's Sporting Goods, Inc.	65,771	15,788,328
	DR Horton, Inc.	1,208,101	171,429,532
#	eBay, Inc.	1,456,991	98,317,753
#	Ford Motor Co.	16,050,910	161,793,173
	Garmin Ltd.	319,842	69,037,896
	General Motors Co.	4,801,206	237,467,649
	Gentex Corp.	496,507	12,869,461
	Genuine Parts Co.	383,763	44,612,449
	Hyatt Hotels Corp., Class A	89,649	14,185,161
	Lennar Corp. (LEN US), Class A	789,726	103,643,640
#	Lennar Corp. (LENB US), Class B	29,525	3,713,950
	LKQ Corp.	1,296,119	48,461,889
*	MGM Resorts International	377,351	13,011,062
	Penske Automotive Group, Inc.	99,379	16,460,144
	PulteGroup, Inc.	1,024,773	116,598,672
	Ralph Lauren Corp.	53,046	13,245,586
#	Tapestry, Inc.	304,836	22,234,738
#	Toll Brothers, Inc.	295,315	40,106,730
*	TopBuild Corp.	4,563	1,563,649
TOTAL CONSUMER DISCRETIONARY			1,293,202,082
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	6,496	130,245
	Archer-Daniels-Midland Co.	1,088,693	55,773,742
	Bunge Global SA	365,951	27,859,850
#	Campbell's Co.	891,518	34,564,153
	Casey's General Stores, Inc.	74,456	31,403,307
	Church & Dwight Co., Inc.	14,492	1,529,196
	Conagra Brands, Inc.	170,998	4,427,138
	Constellation Brands, Inc., Class A	581,782	105,186,186
	Dollar General Corp.	239,562	17,023,276
*	Dollar Tree, Inc.	676,384	49,612,766
	General Mills, Inc.	2,168,687	130,424,836
	Hormel Foods Corp.	831,212	24,919,736
	J.M. Smucker Co.	171,199	18,299,461

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Kenvue, Inc.	5,635,228	$119,974,004
	Keurig Dr. Pepper, Inc.	3,349,388	107,515,355
	Kraft Heinz Co.	1,528,530	45,611,335
	Kroger Co.	3,528,698	217,508,945
	McCormick & Co., Inc. (MKC US)	281,336	21,727,579
#	Molson Coors Beverage Co., Class B	406,079	22,232,825
#	Mondelez International, Inc., Class A	2,716,150	157,509,539
*	Performance Food Group Co.	102,008	9,212,342
	Target Corp.	881,570	121,577,319
	Tyson Foods, Inc., Class A	451,737	25,518,623
*	U.S. Foods Holding Corp.	1,017,355	72,160,990
TOTAL CONSUMER STAPLES			1,421,702,748
ENERGY — (11.8%)
	Baker Hughes Co.	3,984,625	184,009,982
	Chevron Corp.	3,555,652	530,467,722
	ConocoPhillips	2,835,383	280,220,902
	Coterra Energy, Inc.	2,516,478	69,756,770
	Devon Energy Corp.	2,126,023	72,497,384
	Diamondback Energy, Inc.	685,704	112,702,309
	EOG Resources, Inc.	1,136,101	142,910,145
	EQT Corp.	556,426	28,444,497
	Expand Energy Corp.	66,063	6,712,001
	Exxon Mobil Corp.	10,082,590	1,077,123,090
	Halliburton Co.	789,590	20,545,132
	Hess Corp.	223,093	31,016,620
	Kinder Morgan, Inc.	5,924,552	162,806,689
	Marathon Petroleum Corp.	1,076,359	156,836,270
#	Occidental Petroleum Corp.	1,282,619	59,834,176
#	ONEOK, Inc.	748,405	72,722,514
	Ovintiv, Inc.	9,098	384,118
	Permian Resources Corp.	1,479	21,667
	Phillips 66	1,236,578	145,755,449
#	Schlumberger NV	883,182	35,574,571
	Valero Energy Corp.	1,300,345	172,945,885
	Williams Cos., Inc.	1,627,158	90,193,368
TOTAL ENERGY			3,453,481,261
FINANCIALS — (23.8%)
	Aflac, Inc.	879,039	94,391,208
	Allstate Corp.	48,516	9,331,082
	Ally Financial, Inc.	589,466	22,971,490
	American International Group, Inc.	2,014,250	148,369,655
		Shares	Value†
FINANCIALS — (Continued)
	Arch Capital Group Ltd.	933,062	$86,840,080
	Bank of America Corp.	5,206,799	241,074,794
	Bank of New York Mellon Corp.	1,972,212	169,472,177
*	Berkshire Hathaway, Inc., Class B	1,313,815	615,745,676
	Blackrock, Inc.	26,287	28,271,668
# *	Block, Inc.	99,998	9,081,818
	BOK Financial Corp.	6,114	675,108
	Capital One Financial Corp.	635,455	129,448,538
	Charles Schwab Corp.	7,100	587,312
	Chubb Ltd.	614,515	167,074,338
	Cincinnati Financial Corp.	73,896	10,127,447
	Citigroup, Inc.	1,851,370	150,757,059
	Citizens Financial Group, Inc.	645,174	30,690,927
	CME Group, Inc.	31,597	7,473,322
	Corebridge Financial, Inc.	143,823	4,855,464
	Discover Financial Services	967,007	194,455,438
	Everest Group Ltd.	114,426	39,764,179
	F&G Annuities & Life, Inc.	8,261	379,263
	Fidelity National Financial, Inc.	306,464	17,827,011
	Fidelity National Information Services, Inc.	1,929,387	157,187,159
#	Fifth Third Bancorp	2,681,518	118,818,063
	First Citizens BancShares, Inc., Class A	13,587	29,955,123
*	Fiserv, Inc.	481,796	104,087,208
	Franklin Resources, Inc.	8,604	191,353
#	Global Payments, Inc.	210,541	23,759,552
#	Goldman Sachs Group, Inc.	724,892	464,220,837
	Hartford Financial Services Group, Inc.	1,372,863	153,142,868
	Huntington Bancshares, Inc.	3,956,669	68,054,707
	Intercontinental Exchange, Inc.	118,084	18,873,366
	Jefferies Financial Group, Inc.	40,953	3,148,876
	JPMorgan Chase & Co.	5,236,982	1,399,845,289
	KeyCorp	2,313,801	41,602,142
	Loews Corp.	553,817	47,323,663
	M&T Bank Corp.	334,193	67,252,999
*	Markel Group, Inc.	10,283	18,805,345
	MetLife, Inc.	1,226,683	106,120,346

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	1,814,898	$251,236,330
	Nasdaq, Inc.	600	49,404
	Northern Trust Corp.	295,177	33,145,425
	Old Republic International Corp.	17,558	642,272
	PNC Financial Services Group, Inc.	578,982	116,346,433
	Principal Financial Group, Inc.	1,422,803	117,310,107
	Prudential Financial, Inc.	1,182,957	142,853,887
	Raymond James Financial, Inc.	385,367	64,926,632
	Regions Financial Corp.	2,321,880	57,211,123
	Reinsurance Group of America, Inc.	33,547	7,644,019
	RenaissanceRe Holdings Ltd.	10,134	2,356,966
*	Robinhood Markets, Inc., Class A	61,260	3,182,457
	State Street Corp.	691,046	70,224,095
	Synchrony Financial	1,506,047	103,887,122
	T. Rowe Price Group, Inc.	231,186	27,030,267
	Travelers Cos., Inc.	1,031,317	252,858,302
	Truist Financial Corp.	2,319,292	110,444,685
	U.S. Bancorp	1,821,198	87,016,840
	Unum Group	46,438	3,540,898
	W.R. Berkley Corp.	370,666	21,806,281
#	Wells Fargo & Co.	5,720,327	450,761,768
	Willis Towers Watson PLC	75,997	25,045,951
TOTAL FINANCIALS			6,951,575,214
HEALTH CARE — (15.6%)
	Abbott Laboratories	2,350,069	300,644,327
*	Align Technology, Inc.	24,087	5,277,703
# *	Avantor, Inc.	1,743,412	38,843,219
	Baxter International, Inc.	432,422	14,079,660
	Becton Dickinson & Co.	583,786	144,545,414
*	Biogen, Inc.	233,772	33,646,804
*	BioMarin Pharmaceutical, Inc.	28,203	1,786,942
*	Boston Scientific Corp.	627,860	64,267,750
	Bristol-Myers Squibb Co.	349,486	20,602,200
*	Centene Corp.	751,587	48,124,116
*	Charles River Laboratories International, Inc.	26,506	4,367,129
	Cigna Group	658,301	193,678,737
*	Cooper Cos., Inc.	230,229	22,228,610
	CVS Health Corp.	2,664,005	150,463,002
	Danaher Corp.	541,369	120,584,531
		Shares	Value†
HEALTH CARE — (Continued)
*	Edwards Lifesciences Corp.	839,061	$60,789,969
	Elevance Health, Inc.	529,251	209,424,621
*	Fortrea Holdings, Inc.	254,689	4,281,322
*	GE HealthCare Technologies, Inc.	1,679,832	148,329,166
	Gilead Sciences, Inc.	2,418,257	235,054,580
*	Henry Schein, Inc.	90,638	7,251,040
# *	Hologic, Inc.	571,412	41,221,662
	Humana, Inc.	408,303	119,726,689
*	ICON PLC	92,615	18,437,794
*	Incyte Corp.	133,057	9,867,507
*	IQVIA Holdings, Inc.	263,507	53,059,769
	Johnson & Johnson	3,142,013	478,057,278
	Labcorp Holdings, Inc.	581,308	145,210,738
	Medtronic PLC	2,021,760	183,616,243
	Merck & Co., Inc.	553,424	54,689,360
# *	Moderna, Inc.	486,512	19,178,303
*	Molina Healthcare, Inc.	114,862	35,654,313
*	Neurocrine Biosciences, Inc.	22,097	3,354,766
	Pfizer, Inc.	8,855,094	234,837,093
#	Quest Diagnostics, Inc.	727,840	118,710,704
*	Regeneron Pharmaceuticals, Inc.	177,909	119,729,199
	Revvity, Inc.	121,244	15,292,506
	Royalty Pharma PLC, Class A	325,624	10,283,206
	STERIS PLC	262,006	57,811,624
*	Tenet Healthcare Corp.	218,100	30,728,109
	Thermo Fisher Scientific, Inc.	492,273	294,256,186
*	United Therapeutics Corp.	117,766	41,355,886
	UnitedHealth Group, Inc.	954,727	517,929,850
	Universal Health Services, Inc., Class B	239,859	45,227,813
	Viatris, Inc.	1,496,113	16,876,155
	Zimmer Biomet Holdings, Inc.	529,464	57,965,719
TOTAL HEALTH CARE			4,551,349,314
INDUSTRIALS — (13.3%)
	AECOM	5,881	620,093
*	Amentum Holdings, Inc.	320,930	6,729,902
	AMETEK, Inc.	604,324	111,534,037
# *	Builders FirstSource, Inc.	498,029	83,310,291
	Carlisle Cos., Inc.	735	286,253
#	Carrier Global Corp.	962,147	62,905,171

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	50,306	$11,721,298
	CNH Industrial NV	682,674	8,792,841
#	Concentrix Corp.	15,846	828,429
	CSX Corp.	3,581,916	117,737,579
	Cummins, Inc.	505,453	180,067,631
	Curtiss-Wright Corp.	15,023	5,212,080
	Deere & Co.	513,285	244,611,100
	Delta Air Lines, Inc.	2,796,685	188,133,000
	Dover Corp.	494,106	100,639,510
#	Emerson Electric Co.	779,098	101,243,785
	FedEx Corp.	559,187	148,111,861
	Fortive Corp.	486,680	39,581,684
	Fortune Brands Innovations, Inc.	162,069	11,615,485
	General Dynamics Corp.	488,024	125,412,407
	Howmet Aerospace, Inc.	1	127
	Huntington Ingalls Industries, Inc.	17,450	3,442,187
	IDEX Corp.	100,244	22,485,732
#	Ingersoll Rand, Inc.	1,103,125	103,473,125
	Jacobs Solutions, Inc.	206,567	28,946,234
	JB Hunt Transport Services, Inc.	235,639	40,346,110
	Johnson Controls International PLC	2,003,309	156,258,102
	L3Harris Technologies, Inc.	465,622	98,716,520
	Leidos Holdings, Inc.	624,332	88,673,874
	ManpowerGroup, Inc.	2,452	147,659
#	Nordson Corp.	36,280	7,989,582
	Norfolk Southern Corp.	635,326	162,198,728
#	Northrop Grumman Corp.	211,386	103,002,056
	Oshkosh Corp.	2,394	278,662
	Otis Worldwide Corp.	410,318	39,152,544
	Owens Corning	426,838	78,772,953
#	PACCAR, Inc.	2,174,551	241,114,215
	Parker-Hannifin Corp.	124,465	88,002,978
	Pentair PLC	658,023	68,223,825
	Regal Rexnord Corp.	50,964	8,089,516
	Republic Services, Inc.	147,873	32,069,217
	RTX Corp.	2,051,769	264,575,612
	Snap-on, Inc.	313,561	111,361,189
	Southwest Airlines Co.	727,132	22,330,224
	SS&C Technologies Holdings, Inc.	751,729	60,852,462
	Stanley Black & Decker, Inc.	195,573	17,224,114
	Textron, Inc.	868,551	66,452,837
	TransUnion	245,429	24,358,828
# *	U-Haul Holding Co. (UHAL US)	47,134	3,434,655
	U-Haul Holding Co. (UHAL/B US)	643,901	41,686,151
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	1,381,507	$146,218,701
	United Rentals, Inc.	84,241	63,859,732
	Veralto Corp.	1	103
	Westinghouse Air Brake Technologies Corp.	466,165	96,925,027
#	Xylem, Inc.	342,658	42,503,298
TOTAL INDUSTRIALS			3,882,261,316
INFORMATION TECHNOLOGY — (9.8%)
*	Advanced Micro Devices, Inc.	1,171,212	135,802,031
# *	Akamai Technologies, Inc.	483,025	48,254,198
	Amdocs Ltd.	435,967	38,447,930
	Analog Devices, Inc.	813,429	172,357,471
*	Aspen Technology, Inc.	26,785	7,059,187
	Cisco Systems, Inc.	8,816,508	534,280,385
	Cognizant Technology Solutions Corp., Class A	2,029,389	167,647,825
*	Coherent Corp.	189,065	17,108,492
	Corning, Inc.	3,596,426	187,301,866
	Entegris, Inc.	179,160	18,191,906
# *	F5, Inc.	86,022	25,570,900
*	First Solar, Inc.	434,650	72,812,568
*	Flex Ltd.	1,425,133	59,356,789
# *	GLOBALFOUNDRIES, Inc.	246,437	10,219,742
	Hewlett Packard Enterprise Co.	5,294,908	112,199,101
	HP, Inc.	614,987	19,987,078
	Intel Corp.	2,811,270	54,622,976
*	Keysight Technologies, Inc.	227,900	40,645,965
	Microchip Technology, Inc.	12,328	669,410
	Micron Technology, Inc.	1,884,555	171,946,798
*	Okta, Inc.	31,252	2,944,563
*	ON Semiconductor Corp.	1,522,026	79,662,841
*	Qorvo, Inc.	56,258	4,668,289
	Roper Technologies, Inc.	70,703	40,700,182
#	Salesforce, Inc.	1,260,606	430,749,070
	Skyworks Solutions, Inc.	424,600	37,687,496
	TD SYNNEX Corp.	53,561	7,632,978
	TE Connectivity PLC	1,322,543	195,696,688
*	Teledyne Technologies, Inc.	63,273	32,353,383
*	Trimble, Inc.	302,052	22,641,818
*	Twilio, Inc., Class A	143,650	21,056,217
*	Western Digital Corp.	665,886	43,369,155

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zebra Technologies Corp., Class A	44,266	$17,349,616
*	Zoom Communications, Inc.	322,219	28,013,720
TOTAL INFORMATION TECHNOLOGY			2,859,008,634
MATERIALS — (7.1%)
	Air Products & Chemicals, Inc.	458,975	153,875,959
#	Albemarle Corp.	460,960	38,808,222
#	Amcor PLC	4,271,199	41,516,054
	Ball Corp.	628,173	34,989,236
	Celanese Corp.	48,583	3,451,336
	CF Industries Holdings, Inc.	740,370	68,269,518
	Corteva, Inc.	1,045,885	68,264,914
	CRH PLC (CRHCF US)	652,242	64,591,525
	Crown Holdings, Inc.	16,342	1,435,808
	Dow, Inc.	2,701,284	105,485,140
	DuPont de Nemours, Inc.	521,853	40,078,310
	Eastman Chemical Co.	627,497	62,530,076
	Freeport-McMoRan, Inc.	4,106,399	147,214,404
	Huntsman Corp.	8,221	138,359
	International Flavors & Fragrances, Inc.	322,806	28,113,175
#	International Paper Co.	919,514	51,152,564
	Linde PLC	428,516	191,169,558
	LyondellBasell Industries NV, Class A	1,334,667	101,034,292
	Martin Marietta Materials, Inc.	203,600	110,782,832
	Newmont Corp.	2,116,215	90,404,705
	Nucor Corp.	1,158,907	148,838,426
	Packaging Corp. of America	322,039	68,484,814
	PPG Industries, Inc.	847,238	97,754,320
	Reliance, Inc.	200,133	57,938,504
	Smurfit WestRock PLC	805,086	42,742,016
	Steel Dynamics, Inc.	721,001	92,432,328
	Vulcan Materials Co.	438,066	120,095,794
	Westlake Corp.	307,598	35,149,224
TOTAL MATERIALS			2,066,741,413
		Shares	Value†
REAL ESTATE — (0.6%)
*	CBRE Group, Inc., Class A	887,407	$128,443,289
*	CoStar Group, Inc.	261,257	20,012,286
*	Jones Lang LaSalle, Inc.	42,553	12,033,989
* »	Millrose Properties, Inc., Class A	425,839	3,960,298
*	Zillow Group, Inc. (Z US), Class C	194,438	15,986,692
*	Zillow Group, Inc. (ZG US), Class A	40,662	3,220,431
TOTAL REAL ESTATE			183,656,985
UTILITIES — (0.0%)
	MDU Resources Group, Inc.	20,335	362,370
	NRG Energy, Inc.	135,472	13,877,751
TOTAL UTILITIES			14,240,121
TOTAL COMMON STOCKS Cost ($17,989,847,024)			28,464,227,266

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	258,280,266	258,280,266
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	42,788,411	494,976,341
TOTAL INVESTMENTS — (100.0%)
(Cost $18,743,072,452)^^			$29,217,483,873

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 1/31/25
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
CONTINUED
As of January 31, 2025, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	682	03/21/25	$206,203,275	$206,893,225	$689,950
Total Futures Contracts			$206,203,275	$206,893,225	$689,950
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,787,008,178	—	—	$1,787,008,178
Consumer Discretionary	1,293,202,082	—	—	1,293,202,082
Consumer Staples	1,421,702,748	—	—	1,421,702,748
Energy	3,453,481,261	—	—	3,453,481,261
Financials	6,951,575,214	—	—	6,951,575,214
Health Care	4,551,349,314	—	—	4,551,349,314
Industrials	3,882,261,316	—	—	3,882,261,316
Information Technology	2,859,008,634	—	—	2,859,008,634
Materials	2,066,741,413	—	—	2,066,741,413
Real Estate	179,696,687	$3,960,298	—	183,656,985
Utilities	14,240,121	—	—	14,240,121
Temporary Cash Investments	258,280,266	—	—	258,280,266
Securities Lending Collateral	—	494,976,341	—	494,976,341
Total Investments in Securities	$28,718,547,234	$498,936,639	—	$29,217,483,873
Financial Instruments
Assets
Futures Contracts**	689,950	—	—	689,950
Total Financial Instruments	$689,950	—	—	$689,950
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.2%)
#	Ampol Ltd.	174,022	$3,122,633
	ANZ Group Holdings Ltd.	3,720,839	70,262,723
	Aurizon Holdings Ltd.	9,364,075	18,951,206
	Bendigo & Adelaide Bank Ltd.	1,005,936	8,441,638
	BlueScope Steel Ltd.	2,848,550	37,197,178
	Challenger Ltd.	75,667	293,894
	Cleanaway Waste Management Ltd.	2,917,750	4,995,999
#	Endeavour Group Ltd.	471,070	1,228,780
	Evolution Mining Ltd.	7,618,788	26,475,979
	Fortescue Ltd.	919,953	10,773,909
	Harvey Norman Holdings Ltd.	2,061,472	6,598,044
	Incitec Pivot Ltd.	4,567,983	8,438,151
	National Australia Bank Ltd.	5,525,977	136,169,189
	New Hope Corp. Ltd.	73,549	219,278
	Northern Star Resources Ltd.	3,152,441	33,364,554
	Orica Ltd.	1,304,157	14,137,076
	Origin Energy Ltd.	3,333,076	21,496,241
	QBE Insurance Group Ltd.	1,965,327	25,367,955
	Rio Tinto Ltd.	459,873	33,120,479
	Santos Ltd.	12,014,353	52,021,606
	Sonic Healthcare Ltd.	1,382,634	24,289,757
	South32 Ltd. (S32 AU)	12,702,062	26,081,754
	Suncorp Group Ltd.	3,202,748	41,062,540
	TPG Telecom Ltd.	605,566	1,640,487
	Treasury Wine Estates Ltd.	104,315	692,024
	Westpac Banking Corp.	5,237,352	108,668,933
	Whitehaven Coal Ltd.	3,239,434	12,173,006
	Woodside Energy Group Ltd. (WDS AU)	3,367,473	51,322,924
	Worley Ltd.	703,008	6,246,666
#	Yancoal Australia Ltd.	1,212,278	4,832,395
TOTAL AUSTRALIA			789,686,998
AUSTRIA — (0.1%)
	Erste Group Bank AG	138,521	8,516,109
	OMV AG	215,960	8,893,102
TOTAL AUSTRIA			17,409,211
BELGIUM — (0.9%)
	Ageas SA	460,580	23,726,115
	Anheuser-Busch InBev SA (ABI BB)	417,114	20,553,864
		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	590,205	$45,273,297
	Solvay SA	91,828	2,806,605
	Syensqo SA	215,011	16,941,511
TOTAL BELGIUM			109,301,392
CANADA — (10.9%)
	Agnico Eagle Mines Ltd. (AEM US)	356,399	33,123,723
	AltaGas Ltd.	450,341	10,392,842
	ARC Resources Ltd.	183,197	3,137,423
	Bank of Montreal (BMO CN)	1,808	178,990
	Bank of Montreal (BMO US)	1,308,032	129,547,489
	Bank of Nova Scotia (BNS CN)	503,391	25,755,774
#	Bank of Nova Scotia (BNS US)	1,310,049	67,035,207
	Barrick Gold Corp. (ABX CN)	42,338	692,160
	Barrick Gold Corp. (GOLD US)	2,694,832	44,114,400
	Canadian Imperial Bank of Commerce (CM CN)	1,726,071	108,729,349
#	Canadian Imperial Bank of Commerce (CM US)	496,982	31,319,806
#	Canadian Tire Corp. Ltd., Class A	61,826	6,960,450
#	Cenovus Energy, Inc. (CVE US)	2,797,122	40,474,355
	Empire Co. Ltd., Class A	90,399	2,658,447
#	Endeavour Mining PLC	296,919	6,106,519
	Fairfax Financial Holdings Ltd.	88,482	119,099,871
*	First Quantum Minerals Ltd.	1,218,942	15,256,168
	iA Financial Corp., Inc.	357,153	32,981,391
	IGM Financial, Inc.	77,545	2,487,992
	Imperial Oil Ltd. (IMO US)	7,127	474,943
	Kinross Gold Corp. (K CN)	4,622,914	52,070,803
	Kinross Gold Corp. (KGC US)	428,096	4,828,923
	Lundin Mining Corp.	2,686,540	21,220,958
#	Magna International, Inc. (MGA US)	758,704	30,097,788

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp. (MFC CN)	450,447	$13,469,864
	Manulife Financial Corp. (MFC US)	2,544,556	76,107,670
	MEG Energy Corp.	436,066	7,150,000
	Nutrien Ltd. (NTR US)	1,180,294	60,938,569
	Onex Corp.	88,109	6,757,842
	Pan American Silver Corp. (PAAS US)	148,184	3,439,351
	Saputo, Inc.	10,045	166,916
	Suncor Energy, Inc. (SU CN)	840,913	31,551,252
	Suncor Energy, Inc. (SU US)	2,343,254	88,012,620
	Teck Resources Ltd. (TECK US), Class B	1,857,253	75,924,503
	Teck Resources Ltd. (TECKB CN), Class B	3,183	130,027
	Toronto-Dominion Bank (TD CN)	308,375	17,592,026
#	Toronto-Dominion Bank (TD US)	2,515,433	143,555,761
	Tourmaline Oil Corp.	1,020,086	46,471,871
	West Fraser Timber Co. Ltd. (WFG CN)	150,880	13,081,769
#	West Fraser Timber Co. Ltd. (WFG US)	11,473	995,627
#	Whitecap Resources, Inc.	1,179,878	7,769,245
TOTAL CANADA			1,381,860,684
DENMARK — (2.5%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,341	4,834,911
#	AP Moller - Maersk AS (MAERSKB DC), Class B	3,510	5,183,841
	Carlsberg AS, Class B	315,817	33,079,019
	Coloplast AS, Class B	263,971	30,400,889
	Danske Bank AS	945,349	28,225,836
*	Demant AS	202,156	8,116,295
	DSV AS	387,189	77,133,540
*	Genmab AS (GMAB DC)	53,312	10,478,845
	H Lundbeck AS (HLUNB DC)	90,194	551,929
#	Novonesis (Novozymes) B	925,882	53,083,620
	Pandora AS	212,012	40,561,760
	Rockwool AS (ROCKA DC), Class A	91	32,281
	Rockwool AS (ROCKB DC), Class B	18,941	6,707,295
	Tryg AS	391,091	7,922,935
		Shares	Value»
DENMARK — (Continued)
*	Vestas Wind Systems AS	1,218,319	$16,757,528
*	Zealand Pharma AS	1,850	187,990
TOTAL DENMARK			323,258,514
FINLAND — (0.7%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	6,122,848
	Nokia OYJ (NOKIA FH)	10,009,206	47,197,863
	Nordea Bank Abp (NDA FH)	290,012	3,449,418
	Nordea Bank Abp (NDA SS)	2,159,163	25,709,955
	Stora Enso OYJ, Class R	1,009,352	11,178,834
TOTAL FINLAND			93,658,918
FRANCE — (10.0%)
*	Alstom SA	61,778	1,222,765
Ω	Amundi SA	67,754	4,769,596
	BNP Paribas SA	1,245,833	85,102,443
	Bollore SE	1,793,750	10,597,475
	Bouygues SA	917,705	29,170,517
*	Canal & SA	546,690	1,245,532
	Carrefour SA	1,727,818	24,616,890
	Cie de Saint-Gobain SA	1,753,845	164,464,006
	Cie Generale des Etablissements Michelin SCA	2,740,740	95,314,728
	Credit Agricole SA	1,088,951	16,393,492
	Eiffage SA	284,086	25,379,358
	Engie SA	5,538,594	91,430,456
*	Louis Hachette Group	546,690	731,152
	Orange SA (ORA FP)	6,501,854	69,924,217
	Pernod Ricard SA	71,038	8,113,197
	Publicis Groupe SA (PUB FP)	330,272	35,125,058
	Renault SA	692,307	35,541,468
	Rexel SA	591,057	15,647,577
	Sanofi SA (SAN FP)	1,163,191	126,417,970
	Societe Generale SA	2,007,247	64,974,657
	TotalEnergies SE (TTE FP)	6,315,946	365,896,330
	Vivendi SE	546,690	1,545,214
TOTAL FRANCE			1,273,624,098
GERMANY — (6.2%)
	BASF SE	2,214,880	106,707,841
	Bayer AG	583,862	13,064,864
	Bayerische Motoren Werke AG	772,997	62,774,774
	Brenntag SE	38,871	2,445,762
#	Commerzbank AG	3,266,752	63,077,868
	Continental AG	292,396	20,781,497

The DFA International Value Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Covestro AG	486,865	$29,950,884
	Daimler Truck Holding AG	1,908,515	84,046,110
	Deutsche Bank AG (DB US)	991,816	19,370,166
	Deutsche Bank AG (DBK GR)	1,767,325	34,591,558
#	Deutsche Lufthansa AG	524,114	3,399,804
	Deutsche Post AG	940,660	33,866,405
# Ω	DWS Group GmbH & Co. KGaA	19,253	950,169
	E.ON SE	2,183,936	25,868,314
	Evonik Industries AG	111,359	2,091,085
	Fresenius Medical Care AG (FME GR)	364,380	18,100,501
*	Fresenius SE & Co. KGaA	565,563	21,641,560
# Ω	Hapag-Lloyd AG	11,832	1,704,801
	Heidelberg Materials AG	490,528	69,025,134
	Henkel AG & Co. KGaA	127,917	9,881,242
	Mercedes-Benz Group AG	2,274,026	138,352,055
	RWE AG	547,976	16,981,091
*	Talanx AG	65,949	5,601,759
	Volkswagen AG	83,767	8,772,255
TOTAL GERMANY			793,047,499
HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	7,678,000	24,959,127
#	Cathay Pacific Airways Ltd.	7,060,999	9,533,445
	CK Asset Holdings Ltd.	2,522,803	10,541,341
	CK Hutchison Holdings Ltd.	5,844,984	29,433,527
Ω	ESR Group Ltd.	1,613,600	2,483,602
	Henderson Land Development Co. Ltd.	1,643,485	4,558,162
	MTR Corp. Ltd.	1,450,433	4,547,003
	Sino Land Co. Ltd.	5,938,656	5,695,344
	Sun Hung Kai Properties Ltd.	1,662,420	14,860,943
	Swire Pacific Ltd. (19 HK), Class A	1,252,000	10,873,238
	Swire Pacific Ltd. (87 HK), Class B	2,672,500	3,752,527
Ω	WH Group Ltd.	30,645,196	23,906,151
	Xinyi Glass Holdings Ltd.	1,118,126	1,034,917
TOTAL HONG KONG			146,179,327
		Shares	Value»
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	$6,325,064
	Bank of Ireland Group PLC	1,372,863	13,641,017
TOTAL IRELAND			19,966,081
ISRAEL — (0.8%)
	Bank Hapoalim BM	1,744,949	22,385,407
	Bank Leumi Le-Israel BM	2,824,004	35,342,173
#	Clal Insurance Enterprises Holdings Ltd.	228,957	5,990,295
	Delek Group Ltd.	39,719	5,801,290
	Harel Insurance Investments & Financial Services Ltd.	439,361	6,968,318
	Israel Discount Bank Ltd., Class A	3,035,053	22,190,162
#	Migdal Insurance & Financial Holdings Ltd.	1,344,878	2,764,404
	Phoenix Financial Ltd.	304,192	5,138,245
TOTAL ISRAEL			106,580,294
ITALY — (2.3%)
	Banco BPM SpA	2,118,518	18,622,191
	BPER Banca SpA	85,983	585,733
	Eni SpA (ENI IM)	4,267,250	60,076,192
	Stellantis NV (STLA US)	208,034	2,731,486
#	Stellantis NV (STLA UX)	2,546,971	33,441,729
	Stellantis NV (STLAM IM)	3,233,234	43,169,782
	Tenaris SA (TS US), ADR	50,320	1,896,058
	UniCredit SpA	2,917,672	133,989,014
TOTAL ITALY			294,512,185
JAPAN — (21.1%)
	Acom Co. Ltd.	136,600	336,857
#	AGC, Inc.	891,869	25,765,496
	Air Water, Inc.	356,186	4,440,830
	Aisin Corp.	1,908,300	21,585,933
	Alfresa Holdings Corp.	235,599	3,225,106
	Amada Co. Ltd.	1,065,300	10,999,738
	Asahi Group Holdings Ltd.	3,950,274	42,786,743
	Asahi Kasei Corp.	3,679,587	24,990,418
	Bridgestone Corp.	823,700	29,546,858
	Brother Industries Ltd.	752,500	13,259,012
	Canon Marketing Japan, Inc.	139,900	4,594,520
	Chiba Bank Ltd.	1,064,000	9,061,711

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	217,357	$3,381,909
	COMSYS Holdings Corp.	133,599	2,776,079
	Concordia Financial Group Ltd.	1,803,900	10,474,209
	Cosmo Energy Holdings Co. Ltd.	273,700	11,817,641
	Credit Saison Co. Ltd.	493,392	11,630,304
	Dai Nippon Printing Co. Ltd.	488,200	7,215,297
	Daicel Corp.	617,900	5,467,594
	Dai-ichi Life Holdings, Inc.	1,239,947	33,856,978
	Daiwa House Industry Co. Ltd.	1,057,400	33,312,060
	Daiwa Securities Group, Inc.	977,900	7,079,173
	Denso Corp.	789,100	10,919,954
	Dowa Holdings Co. Ltd.	2,600	77,429
	ENEOS Holdings, Inc.	9,886,903	49,704,580
	EXEO Group, Inc.	153,100	1,671,599
	Fuji Media Holdings, Inc.	49,800	702,422
	FUJIFILM Holdings Corp.	845,500	18,627,292
	Fukuoka Financial Group, Inc.	260,600	7,072,761
	Fuyo General Lease Co. Ltd.	34,600	2,578,758
	Gunma Bank Ltd.	260,300	1,869,043
	Hachijuni Bank Ltd.	651,143	4,261,456
#	Hakuhodo DY Holdings, Inc.	225,299	1,672,697
	Hankyu Hanshin Holdings, Inc.	635,300	16,164,950
	Haseko Corp.	739,472	9,706,303
	Hitachi Construction Machinery Co. Ltd.	324,999	7,782,004
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	95,999,291
	Hulic Co. Ltd.	90,700	799,387
	Ibiden Co. Ltd.	32,900	964,726
	Idemitsu Kosan Co. Ltd.	3,113,310	20,778,733
	Iida Group Holdings Co. Ltd.	267,151	4,046,525
	INFRONEER Holdings, Inc.	175,921	1,326,171
	Inpex Corp.	2,928,883	34,953,428
	Isuzu Motors Ltd.	1,933,200	25,990,666
	Iwatani Corp.	246,200	2,696,002
	Iyogin Holdings, Inc.	184,600	1,957,976
	J Front Retailing Co. Ltd.	828,217	11,604,205
	Japan Airlines Co. Ltd.	295,000	4,840,271
		Shares	Value»
JAPAN — (Continued)
	Japan Post Bank Co. Ltd.	141,100	$1,459,525
	Japan Post Holdings Co. Ltd.	1,397,610	14,596,647
	Japan Post Insurance Co. Ltd.	134,400	2,619,138
	JFE Holdings, Inc.	1,516,060	17,532,383
	JTEKT Corp.	139,736	1,098,445
	Kajima Corp.	776,800	13,812,335
	Kamigumi Co. Ltd.	315,700	6,878,007
	Kandenko Co. Ltd.	51,900	830,671
#	Kawasaki Kisen Kaisha Ltd.	693,700	8,778,577
	Kinden Corp.	224,100	4,584,198
#	Kobe Steel Ltd.	1,128,377	12,014,319
	Koito Manufacturing Co. Ltd.	559,701	7,359,881
	Komatsu Ltd.	510,500	15,398,337
	Kubota Corp. (6326 JP)	2,580,731	32,370,955
	Kuraray Co. Ltd.	1,303,291	19,080,285
	Kyocera Corp.	1,070,000	11,106,377
	Kyoto Financial Group, Inc.	454,716	6,838,126
	Kyudenko Corp.	6,700	227,436
	Kyushu Financial Group, Inc.	466,300	2,358,755
	Lixil Corp.	764,485	8,604,947
	LY Corp.	2,270,800	6,632,842
	Mabuchi Motor Co. Ltd.	43,000	590,526
	Marubeni Corp.	542,500	8,065,650
	Mazda Motor Corp.	1,899,556	12,987,982
	Mebuki Financial Group, Inc.	1,565,010	6,919,715
	Medipal Holdings Corp.	285,450	4,291,655
	MEIJI Holdings Co. Ltd.	412,800	8,308,635
	Mitsubishi Chemical Group Corp.	3,797,747	19,397,590
	Mitsubishi Corp.	1,892,200	30,179,115
	Mitsubishi Electric Corp.	1,114,400	18,266,091
	Mitsubishi Estate Co. Ltd.	1,327,941	19,296,302
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,688,690
	Mitsubishi HC Capital, Inc.	2,653,300	17,644,662
	Mitsubishi Logistics Corp.	530,500	3,789,885
	Mitsubishi Motors Corp.	2,017,190	5,983,272
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	11,282,250	142,679,737

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	1,962,417	$24,746,078
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	7,159,829
	Mitsui Chemicals, Inc.	812,360	17,814,612
	Mitsui Fudosan Co. Ltd.	2,618,100	23,630,419
	Mitsui OSK Lines Ltd.	830,300	28,215,850
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	67,247,400
	MS&AD Insurance Group Holdings, Inc.	1,119,259	23,206,601
	Nagase & Co. Ltd.	25,200	473,330
	NGK Insulators Ltd.	711,500	9,130,202
	NH Foods Ltd.	272,867	8,906,196
	NHK Spring Co. Ltd.	274,000	3,492,268
#	Nikon Corp.	557,100	5,968,488
	Nippon Electric Glass Co. Ltd.	83,799	1,800,093
	NIPPON EXPRESS HOLDINGS, Inc.	925,869	15,006,535
	Nippon Steel Corp.	1,422,993	29,539,877
	Nippon Yusen KK	1,107,000	34,741,568
#	Nissan Motor Co. Ltd.	5,931,479	16,231,047
	Nisshin Seifun Group, Inc.	297,356	3,343,953
	Niterra Co. Ltd.	373,000	12,302,380
	NOK Corp.	164,265	2,485,409
	Nomura Holdings, Inc. (8604 JP)	3,219,302	20,929,917
	Nomura Real Estate Holdings, Inc.	567,300	15,078,061
	NSK Ltd.	65,291	283,416
	Obayashi Corp.	420,882	5,652,497
	Oji Holdings Corp.	3,428,000	13,844,905
	Ono Pharmaceutical Co. Ltd.	471,399	4,904,135
	Open House Group Co. Ltd.	122,500	4,007,402
	ORIX Corp. (8591 JP)	1,961,300	41,428,193
	Panasonic Holdings Corp.	4,215,499	43,013,761
	Resona Holdings, Inc.	4,095,139	30,395,933
	Resonac Holdings Corp.	803,024	19,466,654
	Ricoh Co. Ltd.	1,843,900	21,146,431
	Rinnai Corp.	46,600	1,027,198
	Rohm Co. Ltd.	315,406	3,003,835
	SBI Holdings, Inc.	421,699	12,156,248
	Seiko Epson Corp.	883,632	15,968,359
	Seino Holdings Co. Ltd.	411,100	6,205,850
		Shares	Value»
JAPAN — (Continued)
	Sekisui Chemical Co. Ltd.	447,100	$7,409,600
#	Sekisui House Ltd.	1,446,900	33,254,061
	Seven & i Holdings Co. Ltd.	1,868,900	29,834,660
	Shimamura Co. Ltd.	102,000	5,803,895
	Shimizu Corp.	548,226	4,753,274
	Shizuoka Financial Group, Inc.	745,600	6,652,569
	SoftBank Group Corp.	812,500	49,669,477
	Sohgo Security Services Co. Ltd.	68,100	457,465
	Sojitz Corp.	655,840	13,480,510
	Sompo Holdings, Inc.	194,668	5,428,522
	Stanley Electric Co. Ltd.	456,100	7,608,173
	Subaru Corp.	1,910,384	33,277,742
#	SUMCO Corp.	1,056,873	7,802,903
	Sumitomo Chemical Co. Ltd.	1,337,788	2,893,783
	Sumitomo Corp.	1,500,200	32,524,691
	Sumitomo Electric Industries Ltd.	2,893,100	54,049,244
	Sumitomo Forestry Co. Ltd.	598,600	20,463,562
#	Sumitomo Heavy Industries Ltd.	445,617	9,183,146
	Sumitomo Metal Mining Co. Ltd.	391,264	8,934,935
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,473,300	134,879,061
	Sumitomo Mitsui Trust Group, Inc.	1,048,087	26,354,460
	Sumitomo Realty & Development Co. Ltd.	988,700	34,162,951
	Sumitomo Rubber Industries Ltd.	706,155	8,231,715
	Suntory Beverage & Food Ltd.	14,300	444,191
	Suzuken Co. Ltd.	102,500	3,199,367
	Suzuki Motor Corp.	1,698,900	20,329,362
	T&D Holdings, Inc.	53,700	1,021,633
	Taiheiyo Cement Corp.	330,146	8,314,797
#	Takashimaya Co. Ltd.	859,200	7,294,512
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,657,771	71,494,076
	TBS Holdings, Inc.	57,200	1,556,217
	Tokyo Century Corp.	400,800	3,879,167
	Tokyo Tatemono Co. Ltd.	870,300	13,420,993
	Tokyu Fudosan Holdings Corp.	2,665,000	17,111,120
	TOPPAN Holdings, Inc.	587,100	16,478,124

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toray Industries, Inc.	2,171,900	$15,070,755
	Tosoh Corp.	958,800	12,756,645
#	TOTO Ltd.	129,800	3,172,733
	Toyo Seikan Group Holdings Ltd.	385,349	5,850,912
	Toyo Tire Corp.	334,200	5,493,364
	Toyoda Gosei Co. Ltd.	188,300	3,365,327
	Toyota Boshoku Corp.	234,200	3,108,600
	Toyota Industries Corp.	158,900	13,258,141
	Toyota Motor Corp. (7203 JP)	4,942,338	93,753,727
	Toyota Tsusho Corp.	1,509,900	25,501,655
	Yamada Holdings Co. Ltd.	681,528	2,001,104
	Yamaguchi Financial Group, Inc.	157,706	1,757,515
	Yamaha Motor Co. Ltd.	2,888,700	24,165,739
	Yamato Holdings Co. Ltd.	620,700	7,434,724
	Yamato Kogyo Co. Ltd.	72,400	3,582,767
	Yokohama Rubber Co. Ltd.	564,500	12,709,108
TOTAL JAPAN			2,687,236,492
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV	662,452	11,111,386
	Aegon Ltd. (AEG US)	31,012	201,578
#	Aegon Ltd. (AGN NA)	2,863,375	18,693,527
	Akzo Nobel NV	277,853	15,781,483
	ArcelorMittal SA (MT NA)	317,689	7,918,430
#	ArcelorMittal SA (MT US)	640,003	15,814,477
	ASR Nederland NV	606,480	29,885,520
	Coca-Cola Europacific Partners PLC	96,373	7,570,517
	HAL Trust	4,073	505,139
*	Havas NV	546,690	861,480
	Heineken NV	356,789	24,788,862
	ING Groep NV (INGA NA)	4,971,616	82,632,669
	JDE Peet's NV	131,691	2,300,117
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	141,927,447
	Koninklijke KPN NV	7,233,183	26,173,432
# *	Koninklijke Philips NV (PHG US)	615,480	16,974,938
*	Koninklijke Philips NV (PHIA NA)	1,409,416	38,846,688
	NN Group NV	906,268	41,594,298
	Prosus NV (PRX NA)	106,735	4,077,013
	Randstad NV	193,411	8,349,556
TOTAL NETHERLANDS			496,008,557
		Shares	Value»
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,405,917	$11,733,625
	Chorus Ltd. (CNU NZ)	119,619	584,600
*	Fletcher Building Ltd. (FBU NZ)	1,654,243	2,662,365
#	Fonterra Co-Operative Group Ltd.	293,628	824,743
#	Infratil Ltd.	482,049	3,046,662
#	Mercury NZ Ltd.	256,067	910,397
	Meridian Energy Ltd.	255,634	849,939
*	Ryman Healthcare Ltd.	75,725	185,935
	Summerset Group Holdings Ltd.	181,691	1,329,296
TOTAL NEW ZEALAND			22,127,562
NORWAY — (0.7%)
	Aker BP ASA	622,602	12,995,221
	Aker Solutions ASA	142,451	404,470
	Austevoll Seafood ASA	108,546	1,060,284
Ω	Bw Lpg Ltd.	7,614	96,469
Ω	BW LPG Ltd.	325,899	4,115,865
	DNB Bank ASA	1,429,755	30,368,969
	Golden Ocean Group Ltd.	186,950	1,733,547
	Hafnia Ltd.	97,782	515,300
	Norsk Hydro ASA	2,197,036	12,958,018
	SpareBank 1 Sor-Norge ASA	354,504	5,052,847
	Stolt-Nielsen Ltd.	146,023	3,773,533
	Subsea 7 SA	573,605	9,462,383
	TGS ASA	123,732	1,245,258
	Wallenius Wilhelmsen ASA	540,692	4,352,131
	Wilh Wilhelmsen Holding ASA, Class A	6,931	251,845
#	Yara International ASA	159,953	4,787,951
TOTAL NORWAY			93,174,091
PORTUGAL — (0.1%)
	EDP Renovaveis SA	279,540	2,615,361
	Galp Energia SGPS SA	454,681	7,609,616
TOTAL PORTUGAL			10,224,977
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	2,461,400	4,431,196
	City Developments Ltd.	819,000	3,036,225
	Genting Singapore Ltd.	361,300	200,063
	Hongkong Land Holdings Ltd.	1,707,100	7,428,307

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Jardine Cycle & Carriage Ltd.	198,500	$4,063,981
	Keppel Ltd.	5,705,800	28,344,643
	Olam Group Ltd.	82,200	70,120
	Oversea-Chinese Banking Corp. Ltd.	1,792,200	22,859,109
*	Seatrium Ltd.	3,882,814	6,347,024
	United Overseas Bank Ltd.	1,606,700	44,167,606
	UOL Group Ltd.	974,274	3,633,505
	Wilmar International Ltd.	6,049,500	13,829,531
TOTAL SINGAPORE			138,411,310
SPAIN — (2.9%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,651,895	75,731,535
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	690,467	7,829,896
	Banco de Sabadell SA	862,269	2,032,518
	Banco Santander SA (SAN SM)	33,828,020	173,351,810
	Banco Santander SA (SAN US), Sponsored ADR	219,342	1,116,451
	CaixaBank SA	8,900,116	53,875,594
	Repsol SA (REP SM)	4,633,973	53,855,525
TOTAL SPAIN			367,793,329
SWEDEN — (2.2%)
	Billerud Aktiebolag	245,580	2,521,413
	Boliden AB	994,756	29,877,782
	Bure Equity AB	50,275	1,829,052
	Essity AB (ESSITYB SS), Class B	767,530	19,438,285
	Getinge AB, Class B	159,027	3,122,814
	Hexagon AB, Class B	623,474	7,218,412
	Hexpol AB	77,663	726,648
	Holmen AB (HOLMA SS), Class A	5,562	206,055
	Holmen AB (HOLMB SS), Class B	176,174	6,675,345
	Husqvarna AB (HUSQB SS), Class B	817,126	4,351,313
	Loomis AB	222,844	7,092,737
	Pandox AB	118,934	2,165,737
	Securitas AB, Class B	1,012,806	12,885,968
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	41,618,728
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	$210,943
	Skanska AB, Class B	730,459	15,649,960
#	SKF AB (SKFB SS), Class B	1,204,906	24,336,422
	SSAB AB (SSABA SS), Class A	564,486	2,711,950
	SSAB AB (SSABB SS), Class B	1,830,262	8,633,674
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	471,336
	Svenska Cellulosa AB SCA (SCAB SS), Class B	594,134	8,182,608
	Svenska Handelsbanken AB (SHBA SS), Class A	1,335,980	14,780,846
#	Svenska Handelsbanken AB (SHBB SS), Class B	37,204	557,255
#	Swedbank AB, Class A	1,001,439	21,804,775
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	208,667	1,562,916
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	773,841	5,826,927
	Telia Co. AB	5,083,177	14,975,635
	Trelleborg AB, Class B	526,013	19,805,557
	Vitrolife AB	25,730	516,137
	Volvo AB (VOLVA SS), Class A	65,426	1,804,809
# *	Volvo Car AB, Class B	982,288	2,223,587
TOTAL SWEDEN			283,785,626
SWITZERLAND — (10.1%)
#	Alcon AG	598,395	54,589,561
	Baloise Holding AG	100,891	18,409,665
	Banque Cantonale Vaudoise	12,011	1,212,092
#	Barry Callebaut AG	2,368	2,603,080
	Cie Financiere Richemont SA, Class A	787,983	152,331,714
	DSM-Firmenich AG	174,413	17,805,707
	Helvetia Holding AG	2,186	381,446
	Holcim AG (HOLN FP)	375,078	37,864,037
	Holcim AG (HOLN SW)	895,794	89,780,002
	Julius Baer Group Ltd.	481,801	33,853,417
	Lonza Group AG	91,942	58,299,697

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG (NOVN SW)	1,298,800	$135,954,176
#	Novartis AG (NVS US), Sponsored ADR	471,678	49,394,120
	Sandoz Group AG (SDZ SW)	305,284	14,616,200
	Sandoz Group AG (SDZNY US), ADR	275,714	13,170,858
	SIG Group AG	20,660	450,563
#	Swatch Group AG (UHR SW)	1,718	318,278
	Swatch Group AG (UHRN SW)	48,868	1,783,679
	Swiss Life Holding AG	81,310	66,384,739
	Swiss Prime Site AG	90,301	10,308,907
	Swiss Re AG	598,465	91,366,035
	Swisscom AG	94,854	53,378,050
# *	UBS Group AG (UBS US)	262,943	9,313,420
#	UBS Group AG (UBSG SW)	4,806,320	169,468,585
	Zurich Insurance Group AG	331,557	200,911,780
TOTAL SWITZERLAND			1,283,949,808
UNITED KINGDOM — (12.9%)
	3i Group PLC	26,193	1,258,398
	Anglo American PLC	1,263,029	36,982,987
	Associated British Foods PLC	99,321	2,330,522
	Barclays PLC (BARC LN)	6,566,965	24,067,888
	Barclays PLC (BCS US), Sponsored ADR	3,590,042	52,701,816
	Barratt Redrow PLC	1,172,367	6,567,262
	BP PLC (BP LN)	7,690,578	39,785,606
	BP PLC (BP US), Sponsored ADR	2,070,628	64,313,706
	British American Tobacco PLC (BATS LN)	2,449,842	97,199,772
	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	6,347,751
	BT Group PLC	26,353,717	46,188,874
	Centrica PLC	2,587,352	4,547,285
	DS Smith PLC	4,251,087	30,485,792
# *	Flutter Entertainment PLC	2,095	561,963
	Glencore PLC	12,424,779	53,680,583
	HSBC Holdings PLC (HSBA LN)	11,272,844	117,734,903
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,088,271	109,488,048
	Shares	Value»
UNITED KINGDOM — (Continued)
Investec PLC	36,010	$231,352
J Sainsbury PLC	5,562,104	17,469,156
Kingfisher PLC	6,401,753	19,448,687
Lloyds Banking Group PLC (LLOY LN)	141,879,076	109,085,734
Lloyds Banking Group PLC (LYG US), ADR	1,844,768	5,626,542
M&G PLC	1,648,949	4,247,918
Mondi PLC	442,742	6,891,596
NatWest Group PLC (NWG LN)	17,842,087	95,127,777
NatWest Group PLC (NWG US), Sponsored ADR	1,170,624	12,619,327
# Pearson PLC (PSO US), Sponsored ADR	427,016	7,118,357
Shell PLC (SHEL LN)	307,658	10,101,867
Shell PLC (SHEL US), ADR	8,154,062	536,944,983
Standard Chartered PLC	3,879,521	52,177,669
Taylor Wimpey PLC	6,600,738	9,775,671
Vodafone Group PLC (VOD LN)	52,212,398	44,482,083
Vodafone Group PLC (VOD US), Sponsored ADR	1,141,673	9,749,890
Whitbread PLC	29,111	1,009,761
TOTAL UNITED KINGDOM		1,636,351,526
UNITED STATES — (0.0%)
Smurfit WestRock PLC	94,096	4,995,557
TOTAL COMMON STOCKS		12,373,144,036
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG, 8.168%	141,667	10,764,273
Henkel AG & Co. KGaA, 2.202%	368,277	32,181,361
Porsche Automobil Holding SE, 6.716%	98,226	3,881,973
Volkswagen AG, 9.258%	301,742	30,767,395
TOTAL GERMANY		77,595,002
TOTAL INVESTMENT SECURITIES (Cost $9,406,589,745)		12,450,739,038

The DFA International Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	24,702,986	$285,764,147
TOTAL INVESTMENTS — (100.0%)
(Cost $9,692,331,348)^^			$12,736,503,185

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has
been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2025, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	383	03/21/25	$116,319,341	$116,187,838	$(131,503)
Total Futures Contracts			$116,319,341	$116,187,838	$(131,503)
As of January 31, 2025, the value of Rule 144A securities amounted to $49,138,039 or 0.4% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$789,686,998	—	$789,686,998
Austria	—	17,409,211	—	17,409,211
Belgium	—	109,301,392	—	109,301,392
Canada	$1,381,860,684	—	—	1,381,860,684
Denmark	—	323,258,514	—	323,258,514
Finland	6,122,848	87,536,070	—	93,658,918
France	731,152	1,272,892,946	—	1,273,624,098
Germany	49,321,050	743,726,449	—	793,047,499
Hong Kong	—	146,179,327	—	146,179,327
Ireland	—	19,966,081	—	19,966,081
Israel	—	106,580,294	—	106,580,294
Italy	38,069,273	256,442,912	—	294,512,185
Japan	31,905,907	2,655,330,585	—	2,687,236,492
Netherlands	33,852,473	462,156,084	—	496,008,557
New Zealand	—	22,127,562	—	22,127,562
Norway	96,469	93,077,622	—	93,174,091
Portugal	—	10,224,977	—	10,224,977
Singapore	—	138,411,310	—	138,411,310
Spain	8,946,347	358,846,982	—	367,793,329
Sweden	1,562,916	282,222,710	—	283,785,626
Switzerland	80,969,034	1,202,980,774	—	1,283,949,808
United Kingdom	804,910,420	831,441,106	—	1,636,351,526
United States	4,995,557	—	—	4,995,557

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$77,595,002	—	$77,595,002
Securities Lending Collateral	—	285,764,147	—	285,764,147
Total Investments in Securities	$2,443,344,130	$10,293,159,055	—	$12,736,503,185
Financial Instruments
Liabilities
Futures Contracts**	$(131,503)	—	—	(131,503)
Total Financial Instruments	$(131,503)	—	—	$(131,503)
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
BRAZIL — (3.0%)
	Ambev SA (ABEV US), ADR	1,643,290	$3,040,087
*	Ambipar Participacoes e Empreendimentos SA	23,163	521,361
	B3 SA - Brasil Bolsa Balcao	2,119,671	4,058,678
	Banco Bradesco SA (BBDC3 BZ)	293,106	552,704
	Banco BTG Pactual SA	438,739	2,445,176
	Banco do Brasil SA	881,709	4,176,163
	Banco Santander Brasil SA	307,943	1,367,921
	BB Seguridade Participacoes SA	478,826	3,157,734
	BRF SA	427,700	1,602,032
	Caixa Seguridade Participacoes SA	237,795	597,331
	CCR SA	824,887	1,585,113
	Centrais Eletricas Brasileiras SA	716,277	4,423,377
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	88,336	1,429,276
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	223,400	3,615,119
	Cia Energetica de Minas Gerais (CMIG3 BZ)	330,104	850,107
	Cia Paranaense de Energia - Copel	693,897	1,029,438
#	Cia Paranaense de Energia - Copel, Sponsored ADR	17,400	115,884
	Cia Paranaense de Energia - Copel, ADR	4,349	25,572
	Cosan SA	249,586	330,558
	CPFL Energia SA	173,333	1,019,702
*	Embraer SA (EMBR3 BZ)	148,600	1,518,026
*	Embraer SA (ERJ US), Sponsored ADR	92,800	3,802,016
		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	352,621	$2,393,023
*	Eneva SA	594,511	1,200,406
	Engie Brasil Energia SA	199,976	1,259,249
	Equatorial Energia SA	869,975	4,488,282
	Gerdau SA, Sponsored ADR	468,397	1,363,035
* Ω	Hapvida Participacoes e Investimentos SA	4,253,609	1,761,404
	JBS SA	677,575	4,109,010
	Klabin SA	1,226,096	4,707,967
	Localiza Rent a Car SA	339,528	1,793,487
	Natura & Co. Holding SA	754,262	1,628,800
	Neoenergia SA	217,042	696,356
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	142,561	2,025,792
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	333,500	4,302,150
	Petroleo Brasileiro SA (PETR3 BZ)	2,899,815	20,666,711
	Porto Seguro SA	177,474	1,214,429
	PRIO SA	792,221	5,556,616
	Raia Drogasil SA	1,029,309	3,714,569
Ω	Rede D'Or Sao Luiz SA	202,956	970,666
	Rumo SA	646,706	2,036,155
	Suzano SA (SUZB3 BZ)	713,705	7,616,940
	Telefonica Brasil SA (VIVT3 BZ)	251,434	2,231,651
	TIM SA	705,539	1,884,560
	TOTVS SA	323,491	1,885,354
	Ultrapar Participacoes SA (UGPA3 BZ)	700,753	1,983,292
	Vale SA (VALE US), Sponsored ADR	537,780	4,995,981
	Vale SA (VALE3 BZ)	2,224,528	20,619,717
	Vibra Energia SA	1,097,887	3,167,388
	WEG SA	644,311	6,068,202
TOTAL BRAZIL			157,604,567

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (0.4%)
	Banco de Chile (BCH US), ADR	127,028	$3,142,680
	Banco de Credito e Inversiones SA	57,235	1,748,703
	Banco Santander Chile (BSAC US), ADR	77,553	1,582,857
	Banco Santander Chile (BSAN CI)	814,687	42,029
	Cencosud SA	1,248,011	3,179,705
	Cencosud Shopping SA	386,028	645,623
	Cia Sud Americana de Vapores SA	13,478,722	751,391
	Colbun SA	1,308,462	176,095
	Embotelladora Andina SA, ADR, Class B	5,680	110,760
	Empresas CMPC SA	726,938	1,240,302
	Empresas Copec SA	228,131	1,524,297
	Enel Americas SA (ENELAM CI)	6,119,171	550,527
	Enel Chile SA (ENELCHIL CI)	19,740,466	1,172,328
	Falabella SA	361,142	1,367,705
	Latam Airlines Group SA	70,535,429	1,067,582
	Latam Airlines Group SA, ADR	1,298	39,511
	Plaza SA	277,577	497,194
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	3,008,164
TOTAL CHILE			21,847,453
CHINA — (25.0%)
	360 Security Technology, Inc., Class A	89,600	136,649
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	289,815
	Accelink Technologies Co. Ltd., Class A	36,900	246,370
*	ADAMA Ltd., Class A	40,900	31,938
*	Addsino Co. Ltd., Class A	68,000	64,455
		Shares	Value»
CHINA — (Continued)
	Advanced Fiber Resources Zhuhai Ltd., Class A	3,800	$24,781
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	83,637
	Advanced Technology & Materials Co. Ltd., Class A	33,000	52,507
	AECC Aero-Engine Control Co. Ltd., Class A	74,457	201,830
	AECC Aviation Power Co. Ltd., Class A	79,700	411,301
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	128,003
	Agricultural Bank of China Ltd., Class H	13,429,000	7,396,198
	Aier Eye Hospital Group Co. Ltd., Class A	210,881	359,684
# *	Air China Ltd., Class H	1,822,000	1,118,720
	Aisino Corp., Class A	136,900	161,139
* Ω	Akeso, Inc.	35,000	273,914
	Alibaba Group Holding Ltd. (9988 HK)	4,444,802	54,522,057
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	479,383	47,382,216
# *	Alibaba Health Information Technology Ltd.	650,000	303,522
	All Winner Technology Co. Ltd., Class A	9,000	58,832
	Aluminum Corp. of China Ltd., Class H	5,666,000	3,646,973
*	Amlogic Shanghai Co. Ltd., Class A	18,181	211,495
	An Hui Wenergy Co. Ltd., Class A	135,218	134,111
	Andon Health Co. Ltd., Class A	20,600	112,721

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Angel Yeast Co. Ltd., Class A	49,800	$237,931
Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	134,709
Anhui Conch Cement Co. Ltd., Class H	1,074,000	2,895,386
Anhui Guangxin Agrochemical Co. Ltd., Class A	30,200	48,783
Anhui Gujing Distillery Co. Ltd., Class A	22,616	519,929
Anhui Heli Co. Ltd., Class A	64,900	159,020
Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	54,300	67,572
Anhui Honglu Steel Construction Group Co. Ltd., Class A	38,100	87,317
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	92,100	519,621
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	147,017
Anhui Jinhe Industrial Co. Ltd., Class A	35,300	117,671
Anhui Kouzi Distillery Co. Ltd., Class A	46,700	231,385
Anhui Xinhua Media Co. Ltd., Class A	65,500	61,389
Anhui Yingjia Distillery Co. Ltd., Class A	38,000	293,584
Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	240,715
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	5,965	120,612
Anjoy Foods Group Co. Ltd., Class A	13,800	143,890
Anker Innovations Technology Co. Ltd., Class A	24,180	363,181
		Shares	Value»
CHINA — (Continued)
	ANTA Sports Products Ltd.	1,245,400	$13,250,102
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	160,095
	APT Medical, Inc., Class A	5,641	294,526
	Arcsoft Corp. Ltd., Class A	11,355	77,294
	Arctech Solar Holding Co. Ltd., Class A	11,902	97,971
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	112,496
*	ASR Microelectronics Co. Ltd., Class A	16,813	161,553
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	133,570
	Autel Intelligent Technology Corp. Ltd., Class A	22,653	122,088
	Autobio Diagnostics Co. Ltd., Class A	28,600	158,295
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	668,242
	AVIC Industry-Finance Holdings Co. Ltd., Class A	230,500	108,858
	Avicopter PLC, Class A	32,004	159,453
*	Baidu, Inc. (9888 HK), Class A	1,386,750	15,679,261
# *	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	207,655
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	132,660
	Bank of Beijing Co. Ltd., Class A	880,308	726,931
	Bank of Changsha Co. Ltd., Class A	328,284	417,961
	Bank of Chengdu Co. Ltd., Class A	338,750	803,417
	Bank of China Ltd., Class H	34,674,181	17,937,916

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	5,479,515	$4,432,717
	Bank of Guiyang Co. Ltd., Class A	223,523	182,196
	Bank of Hangzhou Co. Ltd., Class A	356,304	725,755
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,584,205
	Bank of Nanjing Co. Ltd., Class A	454,780	669,800
	Bank of Ningbo Co. Ltd., Class A	283,042	1,031,095
	Bank of Shanghai Co. Ltd., Class A	573,383	735,050
	Bank of Suzhou Co. Ltd., Class A	341,360	373,439
	Bank of Xi'an Co. Ltd., Class A	147,800	71,627
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	30,500	31,168
	Baoji Titanium Industry Co. Ltd., Class A	29,300	117,746
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	793,020
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	131,813
	Beibuwan Port Co. Ltd., Class A	96,100	113,843
*	BeiGene Ltd. (6160 HK)	184,600	3,205,455
*	BeiGene Ltd. (BGNE US), ADR	574	129,144
*	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	11,400	21,721
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	19,890
	Beijing BDStar Navigation Co. Ltd., Class A	26,700	91,040
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	355,371
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	249,229
		Shares	Value»
CHINA — (Continued)
	Beijing Dabeinong Technology Group Co. Ltd., Class A	105,861	$60,034
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	74,265
	Beijing Easpring Material Technology Co. Ltd., Class A	24,200	123,505
	Beijing eGOVA Co. Ltd., Class A	21,300	43,921
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	59,191
	Beijing Enlight Media Co. Ltd., Class A	107,306	141,192
	Beijing Gehua CATV Network Co. Ltd., Class A	37,300	36,846
	Beijing Haohua Energy Resource Co. Ltd., Class A	118,200	128,858
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,736	82,593
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	146,906
	Beijing Kingsoft Office Software, Inc., Class A	7,538	329,321
	Beijing New Building Materials PLC, Class A	107,603	464,887
	Beijing Originwater Technology Co. Ltd., Class A	341,249	217,579
	Beijing Roborock Technology Co. Ltd., Class A	6,318	200,126
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	45,247
	Beijing Shougang Co. Ltd., Class A	373,100	155,506
*	Beijing Shunxin Agriculture Co. Ltd., Class A	33,400	79,461

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sifang Automation Co. Ltd., Class A	46,600	$104,782
	Beijing Sinnet Technology Co. Ltd., Class A	91,088	174,826
	Beijing Tiantan Biological Products Corp. Ltd., Class A	59,363	170,861
	Beijing Tong Ren Tang Co. Ltd., Class A	56,300	287,135
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	212,312
	Beijing United Information Technology Co. Ltd., Class A	55,486	199,018
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	27,062
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,280	87,117
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	289,092
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	78,418
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,823,600	1,437,185
*	Beiqi Foton Motor Co. Ltd., Class A	456,800	147,656
*	Bengang Steel Plates Co. Ltd., Class A	44,500	20,425
	Bethel Automotive Safety Systems Co. Ltd., Class A	34,840	219,939
	Betta Pharmaceuticals Co. Ltd., Class A	11,706	91,758
	BGI Genomics Co. Ltd., Class A	17,300	92,905
	Biem.L.Fdlkk Garment Co. Ltd., Class A	18,000	47,297
		Shares	Value»
CHINA — (Continued)
*	Bilibili, Inc., Class Z	16,000	$268,330
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	9,770	65,330
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	43,859
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	93,700	117,617
	Bluestar Adisseo Co., Class A	64,100	103,748
Ω	BOC Aviation Ltd.	4,700	35,429
	BOC International China Co. Ltd., Class A	114,700	165,237
	BOE Technology Group Co. Ltd., Class A	2,396,852	1,475,034
*	Bohai Leasing Co. Ltd., Class A	526,300	259,086
	Bright Dairy & Food Co. Ltd., Class A	98,800	111,184
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	64,087
	BTG Hotels Group Co. Ltd., Class A	55,500	102,359
	BYD Co. Ltd., Class H	533,886	18,760,934
	BYD Electronic International Co. Ltd.	983,000	5,367,570
	By-health Co. Ltd., Class A	53,393	82,946
	Caitong Securities Co. Ltd., Class A	214,590	226,221
	Camel Group Co. Ltd., Class A	71,100	80,557
	Canmax Technologies Co. Ltd., Class A	40,470	121,862
	Castech, Inc., Class A	21,000	96,356
	Cathay Biotech, Inc., Class A	16,902	103,068
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	126,373

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	221,400	$134,795
	CECEP Wind-Power Corp., Class A	536,160	222,645
	Central China Land Media Co. Ltd., Class A	65,400	102,114
*	CETC Chips Technology, Inc., Class A	38,100	65,992
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	73,734
	CETC Digital Technology Co. Ltd., Class A	27,800	87,043
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	68,630
Ω	CGN Power Co. Ltd., Class H	5,876,000	1,901,708
	Changchun High-Tech Industry Group Co. Ltd., Class A	22,100	284,102
	Changjiang Publishing & Media Co. Ltd., Class A	66,200	82,557
	Changjiang Securities Co. Ltd., Class A	255,570	224,962
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	201,616
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	389,335
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,300	16,990
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	123,762
	Chengdu Wintrue Holding Co. Ltd., Class A	71,600	77,849
		Shares	Value»
CHINA — (Continued)
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	$161,532
	Chengxin Lithium Group Co. Ltd., Class A	37,429	65,867
	Chengzhi Co. Ltd., Class A	31,800	32,449
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	292,304
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	169,212
	China Baoan Group Co. Ltd., Class A	144,734	165,904
	China CAMC Engineering Co. Ltd., Class A	67,200	71,679
	China CITIC Bank Corp. Ltd., Class H	7,333,928	5,238,400
#	China Coal Energy Co. Ltd., Class H	3,285,777	3,776,786
	China Coal Xinji Energy Co. Ltd., Class A	187,000	182,909
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	46,384,590	37,743,843
	China CSSC Holdings Ltd., Class A	82,717	383,132
# *	China Eastern Airlines Corp. Ltd., Class H	1,724,000	554,232
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	777,138
	China Everbright Bank Co. Ltd., Class H	1,954,000	763,924
	China Film Co. Ltd., Class A	54,000	86,347
*	China First Heavy Industries Co. Ltd., Class A	235,100	85,265

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Galaxy Securities Co. Ltd., Class H	3,972,500	$3,618,695
	China Great Wall Securities Co. Ltd., Class A	105,400	112,764
*	China Greatwall Technology Group Co. Ltd., Class A	70,800	127,230
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	73,800	85,727
	China Hainan Rubber Industry Group Co. Ltd., Class A	147,500	105,407
	China Hongqiao Group Ltd.	3,314,000	5,571,231
Ω	China International Capital Corp. Ltd., Class H	1,285,600	2,140,172
	China Jushi Co. Ltd., Class A	302,698	472,588
	China Kings Resources Group Co. Ltd., Class A	34,300	119,969
	China Life Insurance Co. Ltd., Class H	3,160,000	5,866,201
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	2,146,332
	China Meheco Group Co. Ltd., Class A	121,131	176,857
	China Mengniu Dairy Co. Ltd.	2,787,000	5,586,810
	China Merchants Bank Co. Ltd., Class H	3,045,554	16,750,795
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	759,396
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	261,929
	China Merchants Port Holdings Co. Ltd.	51,950	88,340
		Shares	Value»
CHINA — (Continued)
	China Merchants Property Operation & Service Co. Ltd., Class A	65,100	$88,025
Ω	China Merchants Securities Co. Ltd., Class H	390,260	718,010
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	363,281
	China Minsheng Banking Corp. Ltd., Class H	4,491,100	2,142,642
	China National Accord Medicines Corp. Ltd., Class A	38,600	136,797
	China National Chemical Engineering Co. Ltd., Class A	304,900	313,466
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	133,502
	China National Medicines Corp. Ltd., Class A	48,400	215,416
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,376,801
*	China National Software & Service Co. Ltd., Class A	15,200	91,029
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	65,200	44,707
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	387,224
	China Oilfield Services Ltd., Class H	1,770,000	1,584,406
	China Overseas Land & Investment Ltd.	3,049,000	4,859,541

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	2,081,400	$6,200,038
	China Petroleum & Chemical Corp., Class H	16,594,800	9,075,787
	China Petroleum Engineering Corp., Class A	172,500	82,044
	China Publishing & Media Co. Ltd., Class A	92,100	88,541
	China Railway Group Ltd., Class H	2,964,000	1,435,423
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	179,502
	China Railway Materials Co. Ltd., Class A	245,800	85,983
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,384,000	559,531
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	70,024
	China Resources Beer Holdings Co. Ltd.	1,675,611	5,080,032
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	129,612
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	81,300	217,179
	China Resources Gas Group Ltd.	1,016,100	3,454,066
	China Resources Land Ltd.	3,023,666	9,204,031
	China Resources Microelectronics Ltd., Class A	24,862	156,552
Ω	China Resources Mixc Lifestyle Services Ltd.	483,800	1,831,917
	China Resources Power Holdings Co. Ltd.	1,792,517	3,986,636
		Shares	Value»
CHINA — (Continued)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	57,665	$351,949
	China Science Publishing & Media Ltd., Class A	20,500	56,368
	China Shenhua Energy Co. Ltd., Class H	2,542,000	10,250,609
	China South Publishing & Media Group Co. Ltd., Class A	141,000	268,117
*	China Southern Airlines Co. Ltd., Class H	2,084,000	994,168
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	61,565
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	33,321
	China Southern Power Grid Technology Co. Ltd., Class A	10,287	42,618
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,367,608
	China State Construction International Holdings Ltd.	140,000	205,495
	China Tianying, Inc., Class A	160,000	100,492
# Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	31,000	186,983

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	27,600	$232,171
Ω	China Tower Corp. Ltd., Class H	53,020,000	7,637,135
	China TransInfo Technology Co. Ltd., Class A	92,200	104,729
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	75,086
# *	China Vanke Co. Ltd., Class H	1,504,920	1,124,226
	China Wafer Level CSP Co. Ltd., Class A	22,700	87,942
	China World Trade Center Co. Ltd., Class A	34,000	117,170
	China XD Electric Co. Ltd., Class A	121,000	121,732
	China Yangtze Power Co. Ltd., Class A	756,147	3,009,562
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	141,324
	China Zheshang Bank Co. Ltd., Class H	2,185,499	632,293
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	133,459
	Chongqing Brewery Co. Ltd., Class A	27,100	207,396
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	514,992
	Chongqing Chuanyi Automation Co. Ltd., Class A	26,230	77,726
	Chongqing Department Store Co. Ltd., Class A	26,200	107,886
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	137,507
	Shares	Value»
CHINA — (Continued)
Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	$130,087
Chongqing Gas Group Corp. Ltd., Class A	51,754	41,287
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	1,549,767
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	133,400	149,833
Chongqing Taiji Industry Group Co. Ltd., Class A	27,300	70,745
Chongqing Zhifei Biological Products Co. Ltd., Class A	98,270	327,698
Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	167,413
Chow Tai Fook Jewellery Group Ltd.	376,600	339,879
Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	163,081
CITIC Heavy Industries Co. Ltd., Class A	226,600	122,414
CITIC Ltd.	3,843,000	4,353,890
CITIC Securities Co. Ltd., Class H	1,021,800	2,783,921
CMOC Group Ltd., Class H	3,504,966	2,589,365
CMST Development Co. Ltd., Class A	132,100	107,607
CNGR Advanced Material Co. Ltd., Class A	43,300	202,080
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	163,735	95,908
CNOOC Energy Technology & Services Ltd., Class A	655,100	379,000
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	102,000	105,881

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	COFCO Biotechnology Co. Ltd., Class A	102,913	$76,203
	COFCO Capital Holdings Co. Ltd., Class A	57,700	101,787
	COFCO Sugar Holding Co. Ltd., Class A	173,300	228,185
*	COL Group Co. Ltd., Class A	15,600	52,819
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	8,447,095
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	950,000	876,572
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,032,799	6,052,495
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	153,042
	CQ Pharmaceutical Holding Co. Ltd., Class A	82,700	58,385
	CRRC Corp. Ltd., Class H	2,592,000	1,641,103
Ω	CSC Financial Co. Ltd., Class H	594,000	739,240
	CSG Holding Co. Ltd., Class A	155,500	106,896
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	138,220
	CSPC Pharmaceutical Group Ltd.	1,897,200	1,093,695
	CSSC Science & Technology Co. Ltd., Class A	65,900	108,648
	Dajin Heavy Industry Co. Ltd., Class A	27,500	75,312
	Daqin Railway Co. Ltd., Class A	654,160	600,459
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	54,212	105,434
		Shares	Value»
CHINA — (Continued)
#	Datang International Power Generation Co. Ltd., Class H	592,000	$102,017
	DBG Technology Co. Ltd., Class A	25,500	95,405
	Deppon Logistics Co. Ltd., Class A	61,400	123,742
	DHC Software Co. Ltd., Class A	118,900	116,924
	Digital China Group Co. Ltd., Class A	55,900	253,079
	Digital China Information Service Group Co. Ltd., Class A	40,500	61,073
	Do-Fluoride New Materials Co. Ltd., Class A	58,692	91,308
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	357,237
	Dongfang Electronics Co. Ltd., Class A	58,600	77,346
	DongFeng Automobile Co. Ltd., Class A	82,400	75,878
	Dongguan Development Holdings Co. Ltd., Class A	47,800	66,303
	Dongxing Securities Co. Ltd., Class A	168,218	246,570
	Double Medical Technology, Inc., Class A	5,700	27,636
	East Money Information Co. Ltd., Class A	396,373	1,257,776
	Eastern Communications Co. Ltd., Class A	30,500	44,846
	Easyhome New Retail Group Co. Ltd., Class A	405,300	190,812
	Ecovacs Robotics Co. Ltd., Class A	18,200	107,400
	Edifier Technology Co. Ltd., Class A	47,900	106,349
	Electric Connector Technology Co. Ltd., Class A	19,200	162,359
	ENN Energy Holdings Ltd.	417,800	2,843,986
	ENN Natural Gas Co. Ltd., Class A	244,700	689,731

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eoptolink Technology, Inc. Ltd., Class A	10,100	$175,213
	Espressif Systems Shanghai Co. Ltd., Class A	1,448	54,159
	Estun Automation Co. Ltd., Class A	50,100	125,760
	Eve Energy Co. Ltd., Class A	70,305	413,620
# Ω	Everbright Securities Co. Ltd., Class H	379,000	370,352
	Explosive Co. Ltd., Class A	48,437	68,855
	Eyebright Medical Technology Beijing Co. Ltd., Class A	8,856	116,011
	Fangda Carbon New Material Co. Ltd., Class A	186,124	116,593
	Fangda Special Steel Technology Co. Ltd., Class A	121,447	69,374
	Far East Smarter Energy Co. Ltd., Class A	63,000	40,691
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	117,005
	FAW Jiefang Group Co. Ltd., Class A	68,400	74,188
	FESCO Group Co. Ltd., Class A	32,900	84,811
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	159,506
	First Capital Securities Co. Ltd., Class A	102,400	109,135
	Focus Media Information Technology Co. Ltd., Class A	609,997	555,610
	Foryou Corp., Class A	27,600	112,819
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	115,767	656,896
	Founder Securities Co. Ltd., Class A	259,900	280,421
		Shares	Value»
CHINA — (Continued)
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	$1,487,972
	Fujian Boss Software Development Co. Ltd., Class A	25,100	50,349
	Fujian Funeng Co. Ltd., Class A	200,870	254,292
	Fujian Kuncai Material Technology Co. Ltd., Class A	25,200	68,285
	Fujian Star-net Communication Co. Ltd., Class A	19,000	51,327
	Fujian Sunner Development Co. Ltd., Class A	55,380	107,907
*	Fulin Precision Co. Ltd., Class A	21,900	49,552
	Fushun Special Steel Co. Ltd., Class A	100,300	74,283
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	3,908,711
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	108,277
Ω	Ganfeng Lithium Group Co. Ltd., Class H	209,599	523,260
	Gansu Energy Chemical Co. Ltd., Class A	516,500	185,157
	Gaona Aero Material Co. Ltd., Class A	48,100	98,895
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	134,285
	GCL Energy Technology Co. Ltd., Class A	90,000	91,658
*	GCL System Integration Technology Co. Ltd., Class A	195,100	67,112
	GD Power Development Co. Ltd., Class A	672,300	389,323
	Geely Automobile Holdings Ltd.	7,163,000	13,261,554

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	272,276	$238,629
	Gemdale Corp., Class A	132,900	84,133
*	Genimous Technology Co. Ltd., Class A	40,300	46,699
	Geovis Technology Co. Ltd., Class A	14,780	100,128
	GEPIC Energy Development Co. Ltd., Class A	89,900	75,183
	GF Securities Co. Ltd., Class H	1,027,600	1,393,615
	Giant Network Group Co. Ltd., Class A	119,200	209,054
*	GigaDevice Semiconductor, Inc., Class A	18,674	329,033
	Ginlong Technologies Co. Ltd., Class A	31,325	219,755
	Glarun Technology Co. Ltd., Class A	69,600	182,074
	GoerTek, Inc., Class A	169,200	648,105
	Goke Microelectronics Co. Ltd., Class A	7,300	64,274
	Goneo Group Co. Ltd., Class A	24,963	245,417
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	6,373	33,762
	Gotion High-tech Co. Ltd., Class A	51,100	145,901
	Grandblue Environment Co. Ltd., Class A	44,300	138,889
*	Grandjoy Holdings Group Co. Ltd., Class A	206,500	75,511
	Great Wall Motor Co. Ltd., Class H	2,190,500	3,579,742
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	1,090,019
*	Gree Real Estate Co. Ltd., Class A	105,500	87,388
	GRG Banking Equipment Co. Ltd., Class A	126,000	193,743
		Shares	Value»
CHINA — (Continued)
	Guangdong Advertising Group Co. Ltd., Class A	63,600	$72,111
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	56,722
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	104,300	60,890
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	138,851
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	56,836
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	140,152
*	Guangdong Golden Dragon Development, Inc., Class A	27,700	49,002
	Guangdong Haid Group Co. Ltd., Class A	91,500	627,779
	Guangdong HEC Technology Holding Co. Ltd., Class A	117,000	192,595
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	188,112
	Guangdong Marubi Biotechnology Co. Ltd., Class A	3,200	14,601
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	275,551
*	Guangdong TCL Smart Home Appliances Co. Ltd.	54,400	95,310

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	49,100	$106,090
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	33,500	49,091
	Guanghui Energy Co. Ltd., Class A	476,300	400,059
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	73,541
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	63,560
#	Guangzhou Automobile Group Co. Ltd., Class H	2,343,162	919,999
	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	168,065
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	118,000	265,685
	Guangzhou Development Group, Inc., Class A	118,500	101,796
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	58,182
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	137,350
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	19,701	66,666
	Guangzhou Port Co. Ltd., Class A	103,900	45,814
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	18,900	91,561
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	94,140	$238,160
	Guangzhou Wondfo Biotech Co. Ltd., Class A	22,600	69,566
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	183,870
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	119,620
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	41,000	45,663
	Guizhou Chanhen Chemical Corp., Class A	32,800	101,474
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	115,200	79,494
	Guocheng Mining Co. Ltd., Class A	31,700	52,064
	Guosen Securities Co. Ltd., Class A	186,700	266,117
*	Guosheng Financial Holding, Inc., Class A	141,700	264,971
# Ω	Guotai Junan Securities Co. Ltd., Class H	339,600	504,030
	Guoyuan Securities Co. Ltd., Class A	227,040	248,754
	H World Group Ltd. (1179 HK)	810,100	2,622,661
#	H World Group Ltd. (HTHT US), ADR	86,463	2,778,921
Ω	Haidilao International Holding Ltd.	1,444,000	2,708,969
	Haier Smart Home Co. Ltd. (600690 C1), Class A	258,200	989,740
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,280,600	7,543,218
*	Hainan Airlines Holding Co. Ltd., Class A	549,900	123,641

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Hainan Drinda New Energy Technology Co. Ltd., Class A	14,100	$109,874
Hainan Haide Capital Management Co. Ltd., Class A	86,500	71,461
Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	133,962
Hainan Mining Co. Ltd., Class A	98,900	92,545
Hainan Strait Shipping Co. Ltd., Class A	139,000	120,713
Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	115,740
Haitong Securities Co. Ltd., Class H	2,309,600	2,021,166
Hangcha Group Co. Ltd., Class A	103,180	273,921
Hangjin Technology Co. Ltd., Class A	27,400	63,581
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	163,200	194,093
Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	80,273
Hangzhou First Applied Material Co. Ltd., Class A	32,729	65,856
Hangzhou GreatStar Industrial Co. Ltd.	103,300	459,167
Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	63,944
Hangzhou Iron & Steel Co., Class A	198,300	142,141
Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	99,251
Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	162,447
		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	29,621	$85,569
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	85,422
	Han's Laser Technology Industry Group Co. Ltd., Class A	43,617	154,429
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,121,935
	Haohua Chemical Science & Technology Co. Ltd., Class A	33,800	131,724
	Harbin Boshi Automation Co. Ltd., Class A	57,200	141,499
	HBIS Resources Co. Ltd., Class A	18,300	35,972
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	28,442
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	184,958
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	10,780	73,381
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	245,305
	Hefei Meiya Optoelectronic Technology, Inc., Class A	40,495	80,008
	Heilongjiang Agriculture Co. Ltd., Class A	82,805	162,638
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	28,500	43,057
	Henan Lingrui Pharmaceutical Co., Class A	37,100	110,873
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	146,972
	Henan Pinggao Electric Co. Ltd., Class A	47,700	117,672

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	$622,074
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	616,375
*	Henan Zhongfu Industry Co. Ltd., Class A	245,000	105,031
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	103,021	183,007
	Hengli Petrochemical Co. Ltd., Class A	402,600	832,278
	Hengtong Optic-electric Co. Ltd., Class A	133,000	287,486
	Hengyi Petrochemical Co. Ltd., Class A	114,688	97,093
	Hesteel Co. Ltd., Class A	987,253	292,630
	Hexing Electrical Co. Ltd., Class A	18,500	96,488
	Hisense Visual Technology Co. Ltd., Class A	44,700	146,063
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	640,780
	HLA Group Corp. Ltd., Class A	198,600	240,829
	Hongfa Technology Co. Ltd., Class A	6,000	28,535
	Hongta Securities Co. Ltd., Class A	97,320	105,709
	Hoshine Silicon Industry Co. Ltd., Class A	24,200	173,437
	Hoymiles Power Electronics, Inc., Class A	2,283	31,890
	Hoyuan Green Energy Co. Ltd., Class A	25,200	53,758
Ω	Hua Hong Semiconductor Ltd.	98,000	290,414
	Huaan Securities Co. Ltd., Class A	345,700	267,958
		Shares	Value»
CHINA — (Continued)
	Huada Automotive Technology Corp. Ltd., Class A	21,100	$96,448
	Huadian Power International Corp. Ltd., Class H	366,000	179,030
	Huadong Medicine Co. Ltd., Class A	98,400	473,051
	Huafon Chemical Co. Ltd., Class A	294,683	329,065
	Huagong Tech Co. Ltd., Class A	30,400	165,112
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	521,836
	Huaihe Energy Group Co. Ltd., Class A	260,900	119,805
	Hualan Biological Engineering, Inc., Class A	58,800	128,354
	Huaming Power Equipment Co. Ltd., Class A	47,800	110,756
	Huaneng Power International, Inc., Class H	3,914,000	2,053,775
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	1,898,762
	Huaxi Securities Co. Ltd., Class A	175,000	194,425
	Huaxia Bank Co. Ltd., Class A	644,456	675,383
	Huayu Automotive Systems Co. Ltd., Class A	193,500	448,632
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	27,367
*	Hubei Dinglong Co. Ltd., Class A	44,900	160,294
	Hubei Energy Group Co. Ltd., Class A	227,983	152,480
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	110,273
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	83,748	318,866
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	239,582

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	$131,163
	Huizhou Desay Sv Automotive Co. Ltd., Class A	20,000	299,777
	Humanwell Healthcare Group Co. Ltd., Class A	114,700	343,879
	Hunan Gold Corp. Ltd., Class A	47,600	113,869
	Hunan Valin Steel Co. Ltd., Class A	552,400	345,706
	Hundsun Technologies, Inc., Class A	59,229	212,969
	IEIT Systems Co. Ltd., Class A	50,084	359,427
	Iflytek Co. Ltd., Class A	66,700	467,533
	IKD Co. Ltd., Class A	77,400	189,183
	Imeik Technology Development Co. Ltd., Class A	10,660	251,178
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	19,125,078
	Industrial Bank Co. Ltd., Class A	918,539	2,576,219
	Industrial Securities Co. Ltd., Class A	270,848	223,536
	INESA Intelligent Tech, Inc., Class A	38,400	72,229
	Infore Environment Technology Group Co. Ltd., Class A	233,424	153,665
	Ingenic Semiconductor Co. Ltd., Class A	13,600	121,414
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	340,182
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	285,000	795,649
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	151,356	201,186
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	511,903	$369,866
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	127,300	220,084
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	259,500	999,819
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	328,100	261,202
# * Ω	Innovent Biologics, Inc.	404,000	1,719,243
	Intco Medical Technology Co. Ltd., Class A	24,200	90,863
	iRay Technology Co. Ltd., Class A	6,115	86,195
*	IRICO Display Devices Co. Ltd., Class A	274,400	321,058
	JA Solar Technology Co. Ltd., Class A	256,004	439,328
	Jafron Biomedical Co. Ltd., Class A	44,300	164,095
	Jason Furniture Hangzhou Co. Ltd., Class A	42,680	172,698
	JCET Group Co. Ltd., Class A	118,200	634,857
	JCHX Mining Management Co. Ltd., Class A	43,000	237,000
* Ω	JD Health International, Inc.	829,900	3,436,399
* Ω	JD Logistics, Inc.	2,335,900	4,022,364
	JD.com, Inc. (9618 HK), Class A	1,791,321	36,436,937
#	JD.com, Inc. (JD US), ADR	124,763	5,080,349
	Jiangling Motors Corp. Ltd., Class A	32,100	100,024
	Jiangsu Azure Corp., Class A	37,700	63,758
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	139,603

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	298,415	$305,065
	Jiangsu Eastern Shenghong Co. Ltd., Class A	179,040	211,594
	Jiangsu Expressway Co. Ltd., Class H	1,110,000	1,235,966
	Jiangsu Financial Leasing Co. Ltd., Class A	154,600	113,075
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	100,149
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	91,213
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	62,288
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	417,107
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	92,475	570,303
*	Jiangsu Hoperun Software Co. Ltd., Class A	25,000	165,756
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	60,151
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	171,524
	Jiangsu King's Luck Brewery JSC Ltd., Class A	67,812	407,680
	Jiangsu Lihua Foods Group Co. Ltd.	49,500	129,185
	Jiangsu Linyang Energy Co. Ltd., Class A	150,967	143,635
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	136,860
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,800	208,562
		Shares	Value»
CHINA — (Continued)
	Jiangsu Pacific Quartz Co. Ltd., Class A	31,652	$115,040
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	245,903
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	101,600	133,756
	Jiangsu Shagang Co. Ltd., Class A	69,200	50,785
	Jiangsu Shemar Electric Co. Ltd., Class A	6,900	25,226
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	179,472
	Jiangsu Yanghe Distillery Co. Ltd., Class A	84,890	919,711
	Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	221,027
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	152,576
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	79,800	394,493
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	300,927
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	169,800	65,137
	Jiangxi Copper Co. Ltd., Class H	1,161,000	1,842,693
	Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	113,467
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	86,252
*	Jiangxi Special Electric Motor Co. Ltd., Class A	58,800	56,516
	Jiangzhong Pharmaceutical Co. Ltd., Class A	35,000	110,546

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Jiayou International Logistics Co. Ltd., Class A	77,140	$189,695
Jihua Group Corp. Ltd., Class A	243,400	85,611
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	225,642
Jilin Electric Power Co. Ltd., Class A	153,400	109,043
Jinduicheng Molybdenum Co. Ltd., Class A	253,400	367,812
Jingjin Equipment, Inc., Class A	18,000	41,784
Jinhui Liquor Co. Ltd., Class A	12,100	31,497
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	167,300	301,707
JiuGui Liquor Co. Ltd., Class A	8,800	54,345
Jizhong Energy Resources Co. Ltd., Class A	304,000	252,625
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	119,555	179,793
Jointown Pharmaceutical Group Co. Ltd., Class A	357,725	246,115
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,300	82,676
JSTI Group, Class A	57,800	75,867
Juewei Food Co. Ltd., Class A	27,900	56,110
Juneyao Airlines Co. Ltd., Class A	206,240	376,918
Kailuan Energy Chemical Co. Ltd., Class A	94,400	85,127
Kaishan Group Co. Ltd., Class A	46,400	61,710
Keboda Technology Co. Ltd., Class A	11,400	96,306
Keda Industrial Group Co. Ltd., Class A	105,200	117,636
		Shares	Value»
CHINA — (Continued)
	Kehua Data Co. Ltd., Class A	32,100	$126,850
	KingClean Electric Co. Ltd., Class A	18,500	59,234
	Kingfa Sci & Tech Co. Ltd., Class A	156,100	200,534
	Kingnet Network Co. Ltd., Class A	141,300	271,791
	Kingsemi Co. Ltd., Class A	4,797	49,697
	Konfoong Materials International Co. Ltd., Class A	7,400	71,893
	KPC Pharmaceuticals, Inc., Class A	42,100	94,285
* Ω	Kuaishou Technology	2,338,900	12,799,940
	Kuang-Chi Technologies Co. Ltd., Class A	48,900	274,925
	Kunlun Energy Co. Ltd.	6,070,000	5,795,831
	Kunlun Tech Co. Ltd., Class A	28,500	145,692
	Kunshan Huguang Auto Harness Co. Ltd., Class A	20,700	102,458
	Kweichow Moutai Co. Ltd., Class A	51,293	10,190,858
	Lakala Payment Co. Ltd., Class A	36,800	89,899
	Lao Feng Xiang Co. Ltd., Class A	27,700	197,400
	Laobaixing Pharmacy Chain JSC, Class A	36,200	78,316
	LB Group Co. Ltd., Class A	145,900	365,646
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	64,473
	Lenovo Group Ltd.	10,327,278	12,455,199
	Lens Technology Co. Ltd., Class A	200,200	720,763
	Leo Group Co. Ltd., Class A	305,600	152,236
	Lepu Medical Technology Beijing Co. Ltd., Class A	62,577	89,696
	Levima Advanced Materials Corp., Class A	21,000	38,049

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leyard Optoelectronic Co. Ltd., Class A	143,200	$117,110
*	Li Auto, Inc. (2015 HK), Class A	255,400	3,006,038
# *	Li Auto, Inc. (LI US), ADR	105,301	2,466,149
	Liaoning Cheng Da Co. Ltd., Class A	71,400	96,151
*	Lifan Technology Group Co. Ltd., Class A	119,500	102,267
	Lingyi iTech Guangdong Co., Class A	301,418	354,489
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	38,200	85,248
	Loncin Motor Co. Ltd., Class A	111,200	155,816
Ω	Longfor Group Holdings Ltd.	2,066,000	2,626,072
	LONGi Green Energy Technology Co. Ltd., Class A	233,388	478,718
	Longshine Technology Group Co. Ltd., Class A	57,600	80,604
	Luenmei Quantum Co. Ltd., Class A	87,700	67,151
	Luxi Chemical Group Co. Ltd., Class A	151,900	248,235
	Luxshare Precision Industry Co. Ltd., Class A	368,724	2,054,816
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,329,539
	Mango Excellent Media Co. Ltd., Class A	67,592	259,552
	Maxscend Microelectronics Co. Ltd., Class A	8,600	93,235
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	18,300	63,542
	Mehow Innovative Ltd., Class A	5,900	26,340
	Meihua Holdings Group Co. Ltd., Class A	226,400	313,801
		Shares	Value»
CHINA — (Continued)
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	167,657	$100,892
* Ω	Meituan, Class B	1,844,040	35,096,786
	Metallurgical Corp. of China Ltd., Class H	3,125,000	611,914
	Micro-Tech Nanjing Co. Ltd., Class A	8,087	77,895
	Midea Group Co. Ltd., Class A	274,401	2,799,799
	Ming Yang Smart Energy Group Ltd., Class A	59,404	85,175
	MINISO Group Holding Ltd.	8,800	50,697
	Minmetals Capital Co. Ltd., Class A	164,400	136,139
	MLS Co. Ltd., Class A	93,400	104,975
	Montage Technology Co. Ltd., Class A	11,001	103,612
	Muyuan Foods Co. Ltd., Class A	224,357	1,154,245
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	429,111
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	44,846	83,726
	Nanjing Securities Co. Ltd., Class A	124,700	144,972
*	Nanjing Tanker Corp., Class A	382,500	168,437
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	171,670
	NARI Technology Co. Ltd., Class A	299,642	954,697
	National Silicon Industry Group Co. Ltd., Class A	100,256	247,182
	NAURA Technology Group Co. Ltd., Class A	15,000	782,535
*	NavInfo Co. Ltd., Class A	56,250	67,459
	NBTM New Materials Group Co. Ltd., Class A	23,900	56,867
	NetEase, Inc. (9999 HK)	645,100	13,260,148
	NetEase, Inc. (NTES US), ADR	151,529	15,584,758

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neusoft Corp., Class A	58,300	$76,292
	New China Life Insurance Co. Ltd., Class H	734,300	2,298,080
*	New Hope Liuhe Co. Ltd., Class A	108,366	130,046
	Neway Valve Suzhou Co. Ltd., Class A	50,800	192,457
	Newland Digital Technology Co. Ltd., Class A	58,300	159,937
*	Ninestar Corp., Class A	33,051	116,237
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	148,255
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	24,100	68,237
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	75,947
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	98,675
	Ningbo Joyson Electronic Corp., Class A	86,200	203,144
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	253,233
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	22,793	99,698
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	453,562
	Ningbo Shanshan Co. Ltd., Class A	86,500	83,039
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	573,907
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	112,768
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	774,360
*	NIO, Inc. (9866 HK), Class A	656,400	2,840,404
# Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	7,690,784
		Shares	Value»
CHINA — (Continued)
	North Copper Co. Ltd., Class A	117,000	$148,418
	North Industries Group Red Arrow Co. Ltd., Class A	68,100	128,318
	Northeast Securities Co. Ltd., Class A	120,200	127,199
	Novoray Corp., Class A	2,923	25,450
	NYOCOR Co. Ltd., Class A	105,900	78,708
*	Offcn Education Technology Co. Ltd., Class A	280,212	125,603
	Offshore Oil Engineering Co. Ltd., Class A	334,000	247,918
*	OFILM Group Co. Ltd., Class A	182,900	297,412
	Olympic Circuit Technology Co. Ltd., Class A	27,100	121,059
	Oppein Home Group, Inc., Class A	26,695	241,188
	Opple Lighting Co. Ltd., Class A	20,900	47,920
	ORG Technology Co. Ltd., Class A	165,500	114,945
	Orient Overseas International Ltd.	125,000	1,673,404
# Ω	Orient Securities Co. Ltd., Class H	837,600	542,069
*	Oriental Energy Co. Ltd., Class A	95,800	129,538
	Oriental Pearl Group Co. Ltd., Class A	141,200	144,446
*	Ourpalm Co. Ltd., Class A	109,500	83,014
	Ovctek China, Inc., Class A	42,152	96,874
*	Pacific Securities Co. Ltd., Class A	266,700	144,208
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	66,723
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	178,049
	PCI Technology Group Co. Ltd., Class A	63,800	39,885

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	PDD Holdings, Inc., ADR	336,552	$37,663,534
	People.cn Co. Ltd., Class A	36,600	112,958
	People's Insurance Co. Group of China Ltd. , Class H	6,665,000	3,411,023
	Perfect World Co. Ltd., Class A	64,785	93,395
	PetroChina Co. Ltd., Class H	19,168,000	14,654,724
	PICC Property & Casualty Co. Ltd., Class H	5,469,198	8,885,968
	Ping An Bank Co. Ltd., Class A	587,500	930,510
	Ping An Insurance Group Co. of China Ltd., Class H	5,289,000	29,780,683
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	229,700	285,822
	POCO Holding Co. Ltd., Class A	11,000	80,954
*	Polaris Bay Group Co. Ltd., Class A	93,600	87,391
	Poly Developments & Holdings Group Co. Ltd., Class A	256,283	295,206
Ω	Pop Mart International Group Ltd.	446,600	5,416,500
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,061,000	3,618,329
	Power Construction Corp. of China Ltd., Class A	720,611	505,530
	Pylon Technologies Co. Ltd., Class A	14,071	73,415
*	Qi An Xin Technology Group, Inc., Class A	32,698	113,437
	Qianhe Condiment & Food Co. Ltd., Class A	42,900	68,968
	Qingdao Haier Biomedical Co. Ltd., Class A	6,715	29,743
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	94,502
		Shares	Value»
CHINA — (Continued)
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	$43,307
Ω	Qingdao Port International Co. Ltd., Class H	250,000	194,489
	Qingdao Rural Commercial Bank Corp., Class A	379,429	156,559
	Qingdao Sentury Tire Co. Ltd., Class A	75,100	260,028
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	180,672
*	Qinghai Salt Lake Industry Co. Ltd., Class A	273,600	624,803
*	QuantumCTek Co. Ltd., Class A	1,989	71,392
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	129,098
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	208,494
	Raytron Technology Co. Ltd., Class A	21,575	148,673
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	107,996
	Risen Energy Co. Ltd., Class A	63,204	93,313
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	12,160
	Riyue Heavy Industry Co. Ltd., Class A	51,800	86,445
	Rizhao Port Co. Ltd., Class A	195,000	81,834
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	106,356
	Rockchip Electronics Co. Ltd., Class A	7,100	162,250
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	635,573

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Roshow Technology Co. Ltd., Class A	86,882	$89,453
	Sai Micro Electronics, Inc., Class A	29,700	66,739
	SAIC Motor Corp. Ltd., Class A	214,845	508,611
	Sailun Group Co. Ltd., Class A	260,200	550,136
	Sanan Optoelectronics Co. Ltd., Class A	211,300	334,607
	Sangfor Technologies, Inc., Class A	13,200	108,675
	Sanquan Food Co. Ltd., Class A	49,700	78,029
	Sansure Biotech, Inc., Class A	24,500	68,295
	Sanwei Holding Group Co. Ltd., Class A	43,500	78,251
	Sany Heavy Industry Co. Ltd., Class A	286,434	636,633
	Satellite Chemical Co. Ltd., Class A	329,961	912,571
	SDIC Capital Co. Ltd., Class A	218,504	214,265
	SDIC Power Holdings Co. Ltd., Class A	285,800	566,730
	Sealand Securities Co. Ltd., Class A	369,790	204,178
*	Seazen Holdings Co. Ltd., Class A	58,900	91,804
	Seres Group Co. Ltd., Class A	57,600	1,059,837
	SF Holding Co. Ltd., Class A	294,361	1,598,840
	SG Micro Corp., Class A	6,515	76,012
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	96,585
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,700,880
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	156,664
		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	322,150	$300,857
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	121,938
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	975,134
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	80,700	576,163
	Shandong Hi-speed Co. Ltd., Class A	59,700	83,110
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	404,537
	Shandong Humon Smelting Co. Ltd., Class A	71,200	107,274
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	264,492
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	480,338
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	178,598
	Shandong Publishing & Media Co. Ltd., Class A	123,900	191,139
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	511,639
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	98,372
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	44,400	54,515
	Shandong Yulong Gold Co. Ltd., Class A	21,400	36,212

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	84,800	$122,219
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	149,110
	Shanghai Bailian Group Co. Ltd., Class A	116,800	157,189
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	58,636	197,072
	Shanghai Baosight Software Co. Ltd., Class A	89,518	358,067
	Shanghai Belling Co. Ltd., Class A	18,000	90,002
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,981	137,277
	Shanghai Chinafortune Co. Ltd., Class A	51,500	100,417
	Shanghai Construction Group Co. Ltd., Class A	635,276	218,431
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	59,660	74,236
	Shanghai Datun Energy Resources Co. Ltd., Class A	33,200	57,710
*	Shanghai DZH Ltd., Class A	46,200	52,487
# *	Shanghai Electric Group Co. Ltd., Class H	2,354,000	801,337
	Shanghai Electric Power Co. Ltd., Class A	157,200	189,032
	Shanghai Environment Group Co. Ltd., Class A	79,098	85,860
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	352,000	593,377
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	9,500	83,045
	Shares	Value»
CHINA — (Continued)
Shanghai Gentech Co. Ltd., Class A	4,961	$24,922
Shanghai Hanbell Precise Machinery Co. Ltd., Class A	37,100	92,782
Shanghai Huace Navigation Technology Ltd., Class A	17,900	99,331
Shanghai Huafon Aluminium Corp., Class A	69,300	192,005
Shanghai Huayi Group Co. Ltd., Class A	131,700	122,760
Shanghai International Airport Co. Ltd., Class A	31,700	145,302
Shanghai Jahwa United Co. Ltd., Class A	26,300	56,620
Shanghai Jinjiang International Hotels Co. Ltd., Class A	51,700	188,210
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	45,700	68,713
Shanghai Lingang Holdings Corp. Ltd., Class A	109,060	146,702
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,220	51,470
Shanghai M&G Stationery, Inc., Class A	62,469	244,237
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	97,787
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	7,335	106,668
Shanghai Moons' Electric Co. Ltd., Class A	10,400	89,716

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	674,700	$1,071,967
Shanghai Pret Composites Co. Ltd., Class A	35,800	45,573
Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,297,832
Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	156,694
Shanghai RAAS Blood Products Co. Ltd., Class A	203,700	195,935
Shanghai Runda Medical Technology Co. Ltd., Class A	9,600	21,694
Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	381,459
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	81,100	131,218
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	49,080
Shanghai Stonehill Technology Co. Ltd., Class A	315,000	177,461
Shanghai Tunnel Engineering Co. Ltd., Class A	269,700	237,287
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	84,269
Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	99,680
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	162,659	126,155
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	102,000	339,029
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	$100,375
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	197,327
	Shanjin International Gold Co. Ltd., Class A	195,817	456,137
	Shannon Semiconductor Technology Co. Ltd., Class A	19,700	75,801
	Shantui Construction Machinery Co. Ltd., Class A	94,700	130,984
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	242,056
	Shanxi Coking Co. Ltd., Class A	133,100	70,135
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	398,830	407,474
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	70,600	75,857
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	256,030	444,144
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	128,016
	Shanxi Securities Co. Ltd., Class A	165,980	138,007
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	331,600	155,508
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,207	1,196,810
	Sharetronic Data Technology Co. Ltd., Class A	8,700	109,928
	Shede Spirits Co. Ltd., Class A	21,700	160,736
	Shenghe Resources Holding Co. Ltd., Class A	109,500	161,273
*	Shengyi Electronics Co. Ltd., Class A	8,718	43,874

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shengyi Technology Co. Ltd., Class A	59,100	$244,064
	Shennan Circuits Co. Ltd., Class A	16,082	290,862
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	391,428
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	6,800	65,615
	Shenzhen Agricultural Power Group Co. Ltd., Class A	91,400	82,948
	Shenzhen Airport Co. Ltd., Class A	135,900	132,448
	Shenzhen Aisidi Co. Ltd., Class A	83,700	146,570
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	160,576
	Shenzhen Energy Group Co. Ltd., Class A	257,619	217,972
	Shenzhen Envicool Technology Co. Ltd., Class A	30,350	170,924
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	200,203
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	75,000	111,427
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,516	95,358
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,600	22,961
	Shenzhen Gas Corp. Ltd., Class A	177,500	162,481
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	176,807
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	107,990
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	116,218
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	337,202
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	$266,561
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	43,540	86,556
	Shenzhen Kedali Industry Co. Ltd., Class A	19,066	288,233
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	65,937
	Shenzhen Kinwong Electronic Co. Ltd., Class A	87,364	416,079
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	121,455
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	223,041
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,443,143
	Shenzhen MTC Co. Ltd., Class A	411,800	304,788
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	26,100	223,050
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	209,980	70,734
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	146,013
	Shenzhen SC New Energy Technology Corp., Class A	21,859	194,196
	Shenzhen SED Industry Co. Ltd., Class A	62,800	141,350
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	126,978
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	225,907

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	65,500	$94,072
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	227,224
	Shenzhen Topband Co. Ltd., Class A	64,000	126,356
	Shenzhen Transsion Holdings Co. Ltd., Class A	38,786	537,969
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	232,185
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	38,594
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	105,183
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	250,902
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	79,928
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	235,854
	Shenzhou International Group Holdings Ltd.	754,300	5,682,779
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	135,376
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	139,084
	Shinva Medical Instrument Co. Ltd., Class A	34,350	76,118
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	134,250
		Shares	Value»
CHINA — (Continued)
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	$264,110
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	402,399
	Sichuan Development Lomon Co. Ltd., Class A	85,000	153,474
	Sichuan Furong Technology Co. Ltd., Class A	12,900	21,240
	Sichuan Hebang Biotechnology Co. Ltd., Class A	579,500	151,865
	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	86,089
*	Sichuan Hongda Co. Ltd., Class A	110,900	117,735
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	59,994
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	502,052
	Sichuan New Energy Power Co. Ltd., Class A	85,800	129,954
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	425,092
	Sichuan Swellfun Co. Ltd., Class A	29,400	188,662
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	78,401
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	110,023
	Sieyuan Electric Co. Ltd., Class A	49,100	546,900
	Sineng Electric Co. Ltd., Class A	16,700	88,577
	Sino Biopharmaceutical Ltd.	11,298,500	4,107,342
	Sinocare, Inc., Class A	24,606	75,789
	Sinofibers Technology Co. Ltd., Class A	14,600	57,125
	Sinolink Securities Co. Ltd., Class A	150,200	170,906

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinoma International Engineering Co., Class A	254,900	$336,461
	Sinoma Science & Technology Co. Ltd., Class A	89,494	150,333
	Sinomach Automobile Co. Ltd., Class A	57,400	50,396
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	49,127
	Sinomine Resource Group Co. Ltd., Class A	22,900	119,646
	Sinopharm Group Co. Ltd., Class H	1,456,800	3,852,855
	Sino-Platinum Metals Co. Ltd., Class A	36,700	69,564
	Sinosoft Co. Ltd., Class A	52,192	147,319
	Sinotruk Hong Kong Ltd.	481,500	1,403,297
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	238,397
	Skshu Paint Co. Ltd., Class A	16,707	98,452
	Skyworth Digital Co. Ltd., Class A	38,300	64,122
# Ω	Smoore International Holdings Ltd.	996,000	1,612,415
	Snowsky Salt Industry Group Co. Ltd., Class A	79,900	59,284
	Songcheng Performance Development Co. Ltd., Class A	41,100	51,077
	Sonoscape Medical Corp., Class A	18,700	72,452
	SooChow Securities Co. Ltd., Class A	194,450	202,065
	Southern Publishing & Media Co. Ltd., Class A	60,300	134,010
	Southwest Securities Co. Ltd., Class A	356,836	215,186
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	127,233
	Shares	Value»
CHINA — (Continued)
Spring Airlines Co. Ltd., Class A	52,800	$392,500
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	121,700	106,453
StarPower Semiconductor Ltd., Class A	7,860	91,292
State Grid Information & Communication Co. Ltd., Class A	75,800	186,104
State Grid Yingda Co. Ltd., Class A	67,900	47,611
STO Express Co. Ltd., Class A	117,700	172,946
Sumec Corp. Ltd., Class A	97,700	128,315
Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	95,653
Sungrow Power Supply Co. Ltd., Class A	77,820	773,670
Sunny Optical Technology Group Co. Ltd.	326,700	2,940,450
Sunresin New Materials Co. Ltd., Class A	30,700	208,641
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	16,174
Sunwoda Electronic Co. Ltd., Class A	96,900	286,294
Suofeiya Home Collection Co. Ltd., Class A	30,900	69,942
SUPCON Technology Co. Ltd., Class A	22,663	157,566
Suzhou Anjie Technology Co. Ltd., Class A	28,900	60,594
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	167,300	774,905
Suzhou Maxwell Technologies Co. Ltd., Class A	9,561	122,135

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	11,200	$91,796
	Suzhou TFC Optical Communication Co. Ltd., Class A	22,400	311,246
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	57,383
	Taiji Computer Corp. Ltd., Class A	29,200	92,828
*	Talkweb Information System Co. Ltd., Class A	26,200	60,748
*	Tangshan Jidong Cement Co. Ltd., Class A	152,300	104,238
	TangShan Port Group Co. Ltd., Class A	531,500	331,406
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	159,600	118,332
	Tasly Pharmaceutical Group Co. Ltd., Class A	101,500	206,785
	TBEA Co. Ltd., Class A	291,720	480,969
	TCL Technology Group Corp., Class A	893,498	619,015
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	145,700	167,197
	Telling Telecommunication Holding Co. Ltd., Class A	17,500	24,282
	Tencent Holdings Ltd.	3,712,900	195,354,910
	Tencent Music Entertainment Group, ADR	557,494	6,678,778
	Thunder Software Technology Co. Ltd., Class A	10,200	87,999
	Tian Di Science & Technology Co. Ltd., Class A	466,820	386,525
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	301,300	$170,690
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	25,200	55,516
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	70,029
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	111,173
	Tianjin Port Co. Ltd., Class A	173,804	114,095
*	Tianma Microelectronics Co. Ltd., Class A	79,055	91,544
	Tianneng Battery Group Co. Ltd., Class A	23,919	87,292
	Tianqi Lithium Corp., Class H	25,400	73,862
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	538,240
	TianShan Material Co. Ltd., Class A	100,900	74,023
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	172,162
	Tibet Huayu Mining Co. Ltd., Class A	25,700	49,138
	Tibet Mineral Development Co. Ltd., Class A	24,700	69,092
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	85,590
	Tingyi Cayman Islands Holding Corp.	2,038,000	3,107,219
	Titan Wind Energy Suzhou Co. Ltd., Class A	66,700	66,095
	Tofflon Science & Technology Group Co. Ltd., Class A	25,300	43,753
	Toly Bread Co. Ltd., Class A	26,600	21,294
	TongFu Microelectronics Co. Ltd., Class A	130,600	511,026

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	130,100	$138,049
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	41,240
	Tongkun Group Co. Ltd., Class A	147,609	243,180
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	62,800	59,800
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	458,769
	Tongwei Co. Ltd., Class A	249,500	701,886
	Topchoice Medical Corp., Class A	18,510	104,930
*	TPV Technology Co. Ltd., Class A	236,100	85,821
	Transfar Zhilian Co. Ltd., Class A	165,100	98,195
	Triangle Tyre Co. Ltd., Class A	47,200	99,994
	Trina Solar Co. Ltd., Class A	93,219	220,839
*	Trip.com Group Ltd. (9961 HK)	99,700	7,002,338
*	Trip.com Group Ltd. (TCOM US), ADR	293,024	20,561,494
	Triumph Science & Technology Co. Ltd., Class A	49,800	75,546
	TRS Information Technology Corp. Ltd., Class A	23,800	72,836
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	134,596
	Tsingtao Brewery Co. Ltd., Class H	580,000	3,562,249
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	173,284
	Unisplendour Corp. Ltd., Class A	174,660	610,891
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	238,110
	Venustech Group, Inc., Class A	46,400	95,896
		Shares	Value»
CHINA — (Continued)
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	$37,855
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	455,473
	Vipshop Holdings Ltd., ADR	437,747	6,290,424
*	Visionox Technology, Inc., Class A	49,700	62,550
	Walvax Biotechnology Co. Ltd., Class A	54,900	84,712
*	Wanda Film Holding Co. Ltd., Class A	122,600	186,419
	Wangsu Science & Technology Co. Ltd., Class A	165,500	239,002
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,751,435
	Want Want China Holdings Ltd.	3,971,000	2,426,834
	Wanxiang Qianchao Co. Ltd., Class A	217,200	181,003
	Wasu Media Holding Co. Ltd., Class A	99,500	98,456
	Weichai Power Co. Ltd., Class H	2,380,800	4,143,061
	Weifu High-Technology Group Co. Ltd., Class A	48,000	120,243
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	183,743
	Wens Foodstuff Group Co. Ltd., Class A	205,180	457,181
	Western Mining Co. Ltd., Class A	148,200	357,543
*	Western Region Gold Co. Ltd., Class A	27,500	46,477
	Western Securities Co. Ltd., Class A	238,600	251,871
	Western Superconducting Technologies Co. Ltd., Class A	29,292	173,209
	Wharf Holdings Ltd.	1,007,000	2,460,108

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd. Shanghai, Class A	12,821	$187,187
	Willfar Information Technology Co. Ltd., Class A	12,148	59,985
	Wingtech Technology Co. Ltd., Class A	32,548	151,233
	Winner Medical Co. Ltd., Class A	23,997	134,420
	Winning Health Technology Group Co. Ltd., Class A	125,560	113,408
	Wolong Electric Group Co. Ltd., Class A	126,200	360,860
	Wuchan Zhongda Group Co. Ltd., Class A	476,450	313,177
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	111,554
	Wuhan East Lake High Technology Group Co. Ltd., Class A	55,000	72,324
	Wuhan Guide Infrared Co. Ltd., Class A	77,693	70,052
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	78,029
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	48,815
	Wuhu Token Science Co. Ltd., Class A	146,800	125,901
	Wuliangye Yibin Co. Ltd., Class A	212,906	3,754,725
	WUS Printed Circuit Kunshan Co. Ltd., Class A	151,200	873,274
Ω	WuXi AppTec Co. Ltd., Class H	240,260	1,710,023
	Wuxi Autowell Technology Co. Ltd., Class A	15,983	89,892
* Ω	Wuxi Biologics Cayman, Inc.	2,630,000	6,295,460
		Shares	Value»
CHINA — (Continued)
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	$99,748
	Wuxi NCE Power Co. Ltd., Class A	16,400	72,879
	Wuxi Rural Commercial Bank Co. Ltd., Class A	110,000	88,531
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	99,792
	XCMG Construction Machinery Co. Ltd., Class A	491,903	518,664
	XGD, Inc., Class A	31,000	93,399
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	238,093
	Xiamen Bank Co. Ltd., Class A	148,900	114,033
	Xiamen C & D, Inc., Class A	162,400	214,969
	Xiamen Faratronic Co. Ltd., Class A	19,100	325,207
	Xiamen Intretech, Inc., Class A	40,100	79,235
	Xiamen ITG Group Corp. Ltd., Class A	159,530	140,578
	Xiamen Tungsten Co. Ltd., Class A	148,880	399,974
	Xiamen Xiangyu Co. Ltd., Class A	166,300	142,430
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	82,724
*	Xian International Medical Investment Co. Ltd., Class A	63,400	42,591
	Xi'An Shaangu Power Co. Ltd., Class A	97,000	108,217
	Xi'an Triangle Defense Co. Ltd., Class A	29,800	88,600
	Xiangcai Co. Ltd., Class A	122,300	110,301
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	88,789
	Xianhe Co. Ltd., Class A	30,100	90,256
* Ω	Xiaomi Corp., Class B	4,980,200	24,961,040

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinfengming Group Co. Ltd., Class A	153,500	$246,398
	Xinhuanet Co. Ltd., Class A	18,900	59,979
	Xinjiang Joinworld Co. Ltd., Class A	75,400	73,042
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	27,300	113,365
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	133,476
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	94,300
	Xinyu Iron & Steel Co. Ltd., Class A	174,600	88,950
*	Xizang Zhufeng Resources Co. Ltd., Class A	13,100	18,764
*	XPeng, Inc., Class A	903,100	6,863,428
	Xuji Electric Co. Ltd., Class A	90,600	336,977
Ω	Yadea Group Holdings Ltd.	31,654	52,567
	Yangling Metron New Material, Inc., Class A	34,300	89,064
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	36,000	214,911
	Yankershop Food Co. Ltd., Class A	11,500	84,659
#	Yankuang Energy Group Co. Ltd., Class H	3,890,300	4,115,208
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	20,000	59,562
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	35,100	61,439
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	117,970
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	436,683
	Yealink Network Technology Corp. Ltd., Class A	40,676	230,781
	YGSOFT, Inc., Class A	81,000	63,868
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co. Ltd., Class A	79,900	$118,418
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	177,032
	Yindu Kitchen Equipment Co. Ltd., Class A	14,700	51,978
	Yizumi Holdings Co. Ltd., Class A	30,400	86,987
	Yonfer Agricultural Technology Co. Ltd., Class A	80,000	141,416
*	Yonghui Superstores Co. Ltd., Class A	325,000	245,296
	YongXing Special Materials Technology Co. Ltd., Class A	31,170	166,255
*	Yonyou Network Technology Co. Ltd., Class A	56,300	85,184
	Youngor Fashion Co. Ltd., Class A	319,604	359,978
	YTO Express Group Co. Ltd., Class A	245,662	464,993
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	47,400	66,778
	Yum China Holdings, Inc. (9987 HK)	126,100	5,751,041
	Yum China Holdings, Inc. (YUMC US)	240,132	11,106,105
	YUNDA Holding Group Co. Ltd., Class A	146,490	152,245
	Yunnan Aluminium Co. Ltd., Class A	357,300	817,184
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	356,858
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	208,168
	Yunnan Copper Co. Ltd., Class A	308,200	543,747
	Yunnan Energy Investment Co. Ltd., Class A	52,600	82,325

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Energy New Material Co. Ltd., Class A	35,262	$140,861
	Yunnan Tin Co. Ltd., Class A	191,200	383,171
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	329,704
	Zangge Mining Co. Ltd., Class A	97,900	416,435
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	19,450	544,102
	Zhefu Holding Group Co. Ltd., Class A	395,623	163,648
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	321,674
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	577,938
	Zhejiang Chint Electrics Co. Ltd., Class A	93,421	285,316
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	89,622
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	127,700	79,988
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	128,141
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	193,044
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	95,145
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	264,443
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	62,400	97,442
	Zhejiang Hailiang Co. Ltd., Class A	143,800	209,844
	Zhejiang HangKe Technology, Inc. Co., Class A	28,456	69,553
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	67,600	$79,981
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	82,410
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	200,173
	Zhejiang Huayou Cobalt Co. Ltd., Class A	49,411	199,667
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	110,700	120,756
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	87,700	370,692
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	81,626
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	109,230
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	275,803
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	39,500	70,963
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	35,100	71,429
	Zhejiang Juhua Co. Ltd., Class A	158,900	564,768
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	136,649
	Zhejiang Medicine Co. Ltd., Class A	43,900	91,317
	Zhejiang NHU Co. Ltd., Class A	254,788	791,284
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	157,600	111,257
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	286,420
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	73,512

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Semir Garment Co. Ltd., Class A	269,800	$231,335
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	60,000	46,109
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	100,316
Zhejiang Supor Co. Ltd., Class A	22,354	163,789
Zhejiang Taihua New Material Group Co. Ltd., Class A	51,500	77,204
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	267,647
Zhejiang Weiming Environment Protection Co. Ltd., Class A	168,503	470,567
Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	131,896
Zhejiang Weixing New Building Materials Co. Ltd., Class A	76,434	128,439
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,900	53,577
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	43,896	59,811
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	68,880	76,226
Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	157,679
Zheshang Securities Co. Ltd., Class A	86,163	134,412
Zhongji Innolight Co. Ltd., Class A	36,037	570,702
Zhongjin Gold Corp. Ltd., Class A	428,700	785,538
Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	112,932
	Shares	Value»
CHINA — (Continued)
Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	$109,156
Zhongtai Securities Co. Ltd., Class A	207,400	178,010
Zhuhai Huafa Properties Co. Ltd., Class A	205,500	151,141
Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	93,986
Zhuzhou Kibing Group Co. Ltd., Class A	245,501	193,759
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	210,100	140,394
Zijin Mining Group Co. Ltd., Class H	5,485,000	10,369,042
# Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	746,400	554,382
ZTE Corp., Class H	711,085	2,485,963
ZTO Express Cayman, Inc. (2057 HK)	219,350	4,199,609
ZTO Express Cayman, Inc. (ZTO US), ADR	255,400	4,765,764
ZWSOFT Co. Ltd. Guangzhou, Class A	2,947	35,020
TOTAL CHINA		1,325,454,240
COLOMBIA — (0.1%)
Bancolombia SA (BCOLO CB)	110,695	1,134,591
Bancolombia SA (CIB US), Sponsored ADR	38,399	1,518,681
Cementos Argos SA	17,531	43,108
Grupo Argos SA	186,883	885,305
Grupo Energia Bogota SA ESP	527,402	338,641
Interconexion Electrica SA ESP	262,628	1,154,189
TOTAL COLOMBIA		5,074,515
CZECH REPUBLIC — (0.2%)
CEZ AS	98,530	4,315,760
Komercni Banka AS	56,670	2,078,830

The Emerging Markets Series
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (Continued)
Ω	Moneta Money Bank AS	438,926	$2,479,675
TOTAL CZECH REPUBLIC			8,874,265
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,543,475	2,270,972
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	179,838
TOTAL EGYPT			2,450,810
GREECE — (0.5%)
	Alpha Services & Holdings SA	1,860,190	3,422,294
	Eurobank Ergasias Services & Holdings SA	1,320,877	3,305,795
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,814,081
	Helleniq Energy Holdings SA	44,123	342,834
	Jumbo SA	98,286	2,655,219
	Metlen Energy & Metals SA	69,919	2,513,352
	Motor Oil Hellas Corinth Refineries SA	87,707	1,937,854
	National Bank of Greece SA	426,890	3,699,248
	OPAP SA	113,020	1,938,777
	Piraeus Financial Holdings SA	506,375	2,291,070
	Public Power Corp. SA	126,057	1,719,492
	Terna Energy SA	27,048	561,100
	Titan Cement International SA (TITC GA)	16,011	757,506
TOTAL GREECE			26,958,622
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	560,007	4,091,111
	OTP Bank Nyrt	125,562	7,768,447
		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	82,646	$2,140,411
TOTAL HUNGARY			13,999,969
INDIA — (19.5%)
	360 ONE WAM Ltd.	25,159	292,458
	3M India Ltd.	657	223,331
	ABB India Ltd.	22,884	1,551,239
	ACC Ltd.	70,792	1,634,189
*	Adani Energy Solutions Ltd.	157,160	1,358,978
	Adani Enterprises Ltd.	47,602	1,256,989
*	Adani Green Energy Ltd.	70,147	810,729
	Adani Ports & Special Economic Zone Ltd.	379,562	4,793,143
*	Adani Power Ltd.	684,976	4,047,828
	Adani Total Gas Ltd.	88,113	650,057
*	Aditya Birla Capital Ltd.	775,396	1,596,802
	AIA Engineering Ltd.	13,226	563,709
	Ajanta Pharma Ltd.	9,303	288,276
	Alkem Laboratories Ltd.	26,020	1,517,883
	Ambuja Cements Ltd.	409,686	2,416,252
	Apar Industries Ltd.	9,630	828,107
	APL Apollo Tubes Ltd.	131,978	2,297,430
	Apollo Hospitals Enterprise Ltd.	80,726	6,351,275
	Apollo Tyres Ltd.	131,932	662,417
	Ashok Leyland Ltd.	2,430,926	6,076,292
	Asian Paints Ltd.	189,602	5,032,435
	Astral Ltd.	113,705	1,974,050
Ω	AU Small Finance Bank Ltd.	131,145	909,082
	Aurobindo Pharma Ltd.	290,697	3,917,835
* Ω	Avenue Supermarts Ltd.	44,007	1,856,024
	Axis Bank Ltd. (AXSB IN)	1,619,727	18,369,154
	Bajaj Auto Ltd.	47,981	4,903,671
	Bajaj Finance Ltd.	166,572	15,129,762
	Bajaj Finserv Ltd.	265,639	5,322,883
	Bajaj Holdings & Investment Ltd.	35,473	4,716,623
	Balkrishna Industries Ltd.	97,265	3,102,234
	Bank of Baroda	964,305	2,367,094
	Bank of India	554,306	715,237

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Berger Paints India Ltd.	227,254	$1,241,007
	Bharat Electronics Ltd.	1,893,918	6,389,953
	Bharat Forge Ltd.	276,038	3,933,299
	Bharat Heavy Electricals Ltd.	825,964	1,973,756
	Bharat Petroleum Corp. Ltd.	990,446	2,976,303
	Bharti Airtel Ltd.	1,862,928	34,867,632
	Biocon Ltd.	116,675	485,439
	Blue Star Ltd.	46,473	974,366
	Bosch Ltd.	4,618	1,531,484
	Britannia Industries Ltd.	76,394	4,518,583
	BSE Ltd.	11,240	685,631
	Canara Bank	2,022,935	2,165,748
	CG Power & Industrial Solutions Ltd.	580,808	4,261,697
	Cholamandalam Investment & Finance Co. Ltd.	513,828	7,626,394
	Cipla Ltd.	486,062	8,291,614
	Coal India Ltd.	852,891	3,887,366
	Coforge Ltd.	43,682	4,140,154
	Colgate-Palmolive India Ltd.	125,830	4,092,995
	Container Corp. of India Ltd.	287,774	2,576,310
	Coromandel International Ltd.	63,642	1,327,072
	CRISIL Ltd.	980	60,968
	Cummins India Ltd.	89,852	3,033,159
	Dabur India Ltd.	374,987	2,288,260
	Dalmia Bharat Ltd.	50,419	1,081,837
	Deepak Nitrite Ltd.	52,355	1,400,935
	Divi's Laboratories Ltd.	71,437	4,573,451
	Dixon Technologies India Ltd.	27,187	4,689,626
	DLF Ltd.	453,368	3,879,711
	Dr. Reddy's Laboratories Ltd., ADR	522,156	7,216,196
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	209,625	2,937,083
	Eicher Motors Ltd.	114,768	6,871,563
	Escorts Kubota Ltd.	9,894	416,645
	Exide Industries Ltd.	214,432	927,195
	Federal Bank Ltd.	1,577,773	3,392,839
	Fortis Healthcare Ltd.	206,912	1,534,704
*	FSN E-Commerce Ventures Ltd.	186,903	363,496
		Shares	Value»
INDIA — (Continued)
	GAIL India Ltd. (GAID LI), GDR	58,674	$717,153
	GAIL India Ltd. (GAIL IN)	2,001,507	4,069,438
	GE Vernova T&D India Ltd	13,827	282,844
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	547,848
	Glenmark Pharmaceuticals Ltd.	18,387	306,755
*	GMR Airports Ltd.	2,810,000	2,343,890
	Godrej Consumer Products Ltd.	200,135	2,575,330
*	Godrej Properties Ltd.	93,187	2,488,571
	Grasim Industries Ltd.	232,502	6,710,552
	Gujarat Fluorochemicals Ltd.	15,556	638,259
	Gujarat Gas Ltd.	36,047	201,730
	Havells India Ltd.	192,730	3,473,071
	HCL Technologies Ltd.	742,549	14,774,883
Ω	HDFC Asset Management Co. Ltd.	82,181	3,784,122
	HDFC Bank Ltd.	1,995,607	39,077,983
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,405,370
	Hero MotoCorp Ltd. (HMCL IN)	175,739	8,771,872
	Hindalco Industries Ltd.	1,268,841	8,658,292
	Hindustan Aeronautics Ltd.	147,012	6,693,488
	Hindustan Petroleum Corp. Ltd.	821,956	3,383,697
	Hindustan Unilever Ltd.	362,262	10,325,552
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	18,635,170
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	36,502,016
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	3,693,264
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,291,187

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IDFC First Bank Ltd.	3,209,774	$2,335,630
	Indian Bank	184,862	1,179,750
	Indian Hotels Co. Ltd.	594,742	5,233,010
	Indian Oil Corp. Ltd.	1,542,465	2,284,423
	Indian Railway Catering & Tourism Corp. Ltd.	284,868	2,702,208
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,292,879
	Indraprastha Gas Ltd.	40,564	94,284
*	Indus Towers Ltd.	1,172,790	4,667,672
	IndusInd Bank Ltd.	281,390	3,222,212
	Info Edge India Ltd.	60,629	5,388,420
	Infosys Ltd. (INFO IN)	2,148,691	46,832,385
#	Infosys Ltd. (INFY US), Sponsored ADR	331,357	7,273,286
* Ω	InterGlobe Aviation Ltd.	134,727	6,706,594
	Ipca Laboratories Ltd.	39,914	663,211
	IRB Infrastructure Developers Ltd.	87,835	58,041
*	ITC Hotels Ltd.	206,143	385,553
	ITC Ltd.	2,061,428	10,625,526
	Jindal Stainless Ltd.	478,805	3,595,116
	Jindal Steel & Power Ltd.	553,892	5,007,405
*	Jio Financial Services Ltd.	1,942,409	5,430,778
	JK Cement Ltd.	9,777	540,521
	JSW Energy Ltd.	441,055	2,585,408
	JSW Steel Ltd.	752,993	8,174,814
	Jubilant Foodworks Ltd.	297,986	2,406,233
	Kalyan Jewellers India Ltd.	73,595	425,137
	KEI Industries Ltd.	29,903	1,389,514
	Kotak Mahindra Bank Ltd.	433,224	9,468,177
	KPIT Technologies Ltd.	132,118	2,147,419
	KPR Mill Ltd.	2,146	22,916
	L&T Finance Ltd.	340,408	570,738
Ω	L&T Technology Services Ltd.	25,325	1,576,558
	Larsen & Toubro Ltd.	365,004	14,962,369
		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance Ltd.	185,390	$1,279,006
	Linde India Ltd.	9,223	664,338
	Lloyds Metals & Energy Ltd.	4,215	60,026
Ω	LTIMindtree Ltd.	58,760	4,004,298
	Lupin Ltd.	236,127	5,679,767
	Mahindra & Mahindra Financial Services Ltd.	432,603	1,418,790
	Mahindra & Mahindra Ltd.	848,690	29,266,963
	Marico Ltd.	528,814	4,088,180
	Maruti Suzuki India Ltd.	64,911	9,194,370
*	Max Financial Services Ltd.	88,737	1,142,580
	Max Healthcare Institute Ltd.	488,037	5,990,395
	Mazagon Dock Shipbuilders Ltd.	1,614	46,114
	Motherson Sumi Wiring India Ltd.	688,604	444,456
	Motilal Oswal Financial Services Ltd.	92,537	678,950
	Mphasis Ltd.	110,972	3,647,204
	MRF Ltd.	2,304	3,028,217
	Muthoot Finance Ltd.	235,205	6,094,893
	National Aluminium Co. Ltd.	486,263	1,127,053
	Nestle India Ltd.	196,275	5,203,766
	NHPC Ltd.	2,001,721	1,863,494
Ω	Nippon Life India Asset Management Ltd.	36,273	243,237
	NMDC Ltd.	4,646,436	3,525,982
*	NMDC Steel Ltd.	1,251,805	599,634
	NTPC Ltd.	2,211,859	8,267,004
	Oberoi Realty Ltd.	101,713	2,120,314
	Oil & Natural Gas Corp. Ltd.	1,467,720	4,428,669
	Oil India Ltd.	263,508	1,278,105
	One 97 Communications Ltd.	20,355	181,049
	Oracle Financial Services Software Ltd.	30,892	3,244,409
	Page Industries Ltd.	5,755	2,969,203
	Patanjali Foods Ltd.	41,341	859,027
*	PB Fintech Ltd.	97,266	1,939,525

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Persistent Systems Ltd.	99,637	$6,934,725
	Petronet LNG Ltd.	1,342,316	4,879,011
	Phoenix Mills Ltd.	133,208	2,514,115
	PI Industries Ltd.	68,216	2,738,213
	Pidilite Industries Ltd.	81,125	2,696,006
	Piramal Pharma Ltd.	327,187	876,504
	Polycab India Ltd.	38,883	2,697,606
	Power Finance Corp. Ltd.	1,960,029	9,541,290
	Power Grid Corp. of India Ltd.	2,286,187	7,948,569
	Prestige Estates Projects Ltd.	109,654	1,749,431
	Procter & Gamble Hygiene & Health Care Ltd.	10,120	1,697,865
	Punjab National Bank	1,858,882	2,164,827
	Rail Vikas Nigam Ltd.	196,294	1,074,054
	REC Ltd.	1,941,970	10,069,245
	Reliance Industries Ltd. (RIL IN)	2,624,120	38,215,614
	Samvardhana Motherson International Ltd.	3,621,419	5,867,524
	SBI Cards & Payment Services Ltd.	219,896	1,975,963
Ω	SBI Life Insurance Co. Ltd.	293,246	5,013,495
	Schaeffler India Ltd.	27,285	1,077,242
	Shree Cement Ltd.	5,977	1,926,851
	Shriram Finance Ltd.	1,747,045	10,966,070
	Siemens Ltd.	25,018	1,748,207
	SJVN Ltd.	304,238	340,774
	Solar Industries India Ltd.	25,227	2,956,769
Ω	Sona Blw Precision Forgings Ltd.	176,514	1,023,490
	SRF Ltd.	159,805	5,191,811
	State Bank of India (SBID LI), GDR	128	11,382
	State Bank of India (SBIN IN)	1,356,915	12,065,202
	State Bank of India (SBKFF US), GDR	1,669	148,207
	Steel Authority of India Ltd.	979,841	1,206,011
		Shares	Value»
INDIA — (Continued)
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	386,954	$7,814,808
	Sundaram Finance Ltd.	42,801	2,258,961
	Supreme Industries Ltd.	44,232	2,019,035
*	Suzlon Energy Ltd.	6,071,490	4,052,294
Ω	Syngene International Ltd.	64,569	554,493
	Tata Communications Ltd.	108,655	2,039,990
	Tata Consultancy Services Ltd.	522,408	24,730,097
	Tata Consumer Products Ltd.	302,303	3,572,719
	Tata Elxsi Ltd.	31,019	2,266,802
	Tata Motors Ltd.	1,557,595	12,811,886
	Tata Power Co. Ltd.	1,037,437	4,373,432
	Tata Steel Ltd.	6,638,101	10,280,020
	Tech Mahindra Ltd.	481,188	9,259,198
	Thermax Ltd.	6,667	291,944
	Titan Co. Ltd.	188,444	7,564,264
	Torrent Pharmaceuticals Ltd.	132,829	5,011,232
	Torrent Power Ltd.	109,893	1,849,580
	Trent Ltd.	122,384	8,106,000
	Tube Investments of India Ltd.	95,434	3,650,273
	TVS Motor Co. Ltd.	218,368	6,170,352
	UltraTech Cement Ltd.	75,562	10,089,424
	Union Bank of India Ltd.	1,550,551	2,053,309
	United Breweries Ltd.	45,973	1,137,737
	United Spirits Ltd.	236,027	3,870,988
	UNO Minda Ltd.	116,895	1,268,764
*	UPL Ltd.	556,261	3,631,438
	Varun Beverages Ltd.	766,821	4,750,833
	Vedanta Ltd.	1,388,095	7,027,479
*	Vodafone Idea Ltd.	14,465,013	1,502,889
	Voltas Ltd.	106,939	1,552,711
	Wipro Ltd.	2,171,160	7,785,587
*	Yes Bank Ltd.	12,333,342	2,730,390
*	Zomato Ltd.	2,722,725	6,950,688
	Zydus Lifesciences Ltd.	252,848	2,823,102
TOTAL INDIA			1,030,496,273

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (1.5%)
*	Adaro Minerals Indonesia Tbk. PT	5,843,200	$360,300
	Alamtri Resources Indonesia Tbk. PT	29,491,600	4,211,413
	Astra International Tbk. PT	13,555,910	3,983,206
	Bank Central Asia Tbk. PT	27,833,000	16,078,558
	Bank Mandiri Persero Tbk. PT	32,775,968	12,042,620
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,434,560
*	Bank Pan Indonesia Tbk. PT	130,200	14,637
	Bank Rakyat Indonesia Persero Tbk. PT	34,398,376	8,882,598
	Bank Syariah Indonesia Tbk. PT	10,682,323	1,911,229
	Barito Pacific Tbk. PT	15,362,528	863,787
	Barito Renewables Energy Tbk. PT	2,618,000	1,443,186
*	Bumi Resources Minerals Tbk. PT	11,934,800	279,234
*	Bumi Resources Tbk. PT	25,764,300	186,031
*	Capital Financial Indonesia Tbk. PT	3,747,600	146,034
	Chandra Asri Pacific Tbk. PT	3,078,900	1,340,648
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,589,742
	Dayamitra Telekomunikasi PT	5,756,400	226,276
*	Dian Swastatika Sentosa Tbk. PT	129,500	356,527
	Indah Kiat Pulp & Paper Tbk. PT	3,018,300	1,247,067
	Indofood CBP Sukses Makmur Tbk. PT	1,476,600	1,040,980
	Indofood Sukses Makmur Tbk. PT	3,932,000	1,892,373
	Indosat Tbk. PT	5,262,800	744,179
	Kalbe Farma Tbk. PT	12,674,500	982,896
	Mayora Indah Tbk. PT	4,608,025	692,288
		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Battery Materials Tbk. PT	2,932,600	$68,578
*	Merdeka Copper Gold Tbk. PT	617,495	58,936
	Mitra Keluarga Karyasehat Tbk. PT	639,800	94,941
*	MNC Digital Entertainment Tbk. PT	420,000	17,971
	Pantai Indah Kapuk Dua Tbk. PT	379,400	268,748
	Perusahaan Gas Negara Tbk. PT	743,300	72,780
*	Petrindo Jaya Kreasi Tbk. PT	573,400	507,288
	Sarana Menara Nusantara Tbk. PT	13,837,900	537,441
	Sinar Mas Agro Resources & Technology Tbk. PT	449,500	101,686
	Sumber Alfaria Trijaya Tbk. PT	13,178,700	2,320,094
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	5,958,186
	Tower Bersama Infrastructure Tbk. PT	1,620,100	205,858
	Unilever Indonesia Tbk. PT	5,337,300	532,574
	United Tractors Tbk. PT	2,889,296	4,408,582
*	Vale Indonesia Tbk. PT	1,757,036	322,425
TOTAL INDONESIA			79,426,457
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	869,794	706,702
	Al Ahli Bank of Kuwait KSCP	447,454	430,076
	Boubyan Bank KSCP	362,499	737,401
	Burgan Bank SAK	505,341	338,512
	Gulf Bank KSCP	2,624,300	2,616,512
	Kuwait Finance House KSCP	4,411,579	11,229,423
	Kuwait Telecommunications Co.	149,299	269,688

The Emerging Markets Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Mabanee Co. KPSC	660,425	$1,703,051
	Mobile Telecommunications Co. KSCP	1,833,979	2,687,562
	National Bank of Kuwait SAKP	3,775,323	11,787,533
	National Industries Group Holding SAK	729,716	626,315
TOTAL KUWAIT			33,132,775
MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	629,200	733,286
	AMMB Holdings Bhd. (AMM MK)	2,154,159	2,722,786
	Axiata Group Bhd.	3,103,632	1,542,241
	Batu Kawan Bhd.	124,700	563,785
	Bursa Malaysia Bhd.	444,200	831,443
	Carlsberg Brewery Malaysia Bhd.	32,600	145,129
	CELCOMDIGI Bhd.	1,985,320	1,667,530
*	Chin Hin Group Bhd.	109,600	55,494
	CIMB Group Holdings Bhd.	4,108,770	7,375,793
	Dialog Group Bhd.	2,114,418	898,922
	Fraser & Neave Holdings Bhd.	124,300	708,614
#	Gamuda Bhd.	4,304,552	3,889,837
#	Genting Bhd.	1,872,800	1,522,530
#	Genting Malaysia Bhd.	2,873,200	1,434,391
*	Greatech Technology Bhd.	51,800	23,173
#	HAP Seng Consolidated Bhd.	605,500	448,032
	Hartalega Holdings Bhd.	1,492,400	1,105,215
	Heineken Malaysia Bhd.	134,000	730,587
	Hong Leong Bank Bhd.	259,166	1,172,199
	Hong Leong Financial Group Bhd.	243,883	988,979
	IHH Healthcare Bhd.	1,034,100	1,660,185
#	IJM Corp. Bhd.	2,122,200	1,132,604
#	Inari Amertron Bhd.	2,589,500	1,463,400
	IOI Corp. Bhd.	1,534,905	1,278,678
	IOI Properties Group Bhd.	1,450,429	684,506
		Shares	Value»
MALAYSIA — (Continued)
	KPJ Healthcare Bhd.	627,300	$317,002
#	Kuala Lumpur Kepong Bhd.	400,096	1,783,859
	Malayan Banking Bhd.	2,464,719	5,714,081
	Malaysia Airports Holdings Bhd.	1,059,750	2,599,987
	Maxis Bhd.	1,155,400	900,676
	MISC Bhd.	629,598	1,021,220
Ω	Mr. DIY Group M Bhd.	2,400,250	902,033
	My EG Services Bhd.	4,940,687	1,053,705
#	Nestle Malaysia Bhd.	44,900	905,088
	Petronas Chemicals Group Bhd.	1,070,900	1,116,198
#	Petronas Dagangan Bhd.	182,100	800,943
	Petronas Gas Bhd.	360,800	1,389,739
	PPB Group Bhd.	460,880	1,233,928
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,144,876
	Public Bank Bhd.	8,022,870	7,749,353
	QL Resources Bhd.	1,443,877	1,478,120
	RHB Bank Bhd.	1,823,880	2,629,696
	Scientex Bhd.	323,000	291,839
	SD Guthrie Bhd.	1,387,121	1,505,158
	Sime Darby Bhd.	3,354,061	1,688,736
	Sime Darby Property Bhd.	560,800	177,487
#	SP Setia Bhd. Group	791,200	238,540
#	Sunway Bhd.	1,612,282	1,568,713
	Telekom Malaysia Bhd.	803,529	1,186,404
#	Tenaga Nasional Bhd.	1,201,450	3,662,176
#	TIME dotCom Bhd.	978,700	1,019,337
# *	Top Glove Corp. Bhd.	5,149,500	1,381,256
	United Plantations Bhd.	145,900	1,001,496
#	ViTrox Corp. Bhd.	353,700	306,677
	Westports Holdings Bhd.	590,000	605,962
#	Yinson Holdings Bhd.	1,531,778	799,903
	YTL Corp. Bhd.	3,170,712	1,348,739
#	YTL Power International Bhd.	1,223,900	856,088
TOTAL MALAYSIA			86,158,354

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (1.6%)
#	America Movil SAB de CV (AMXB MM)	12,507,105	$8,781,893
	Arca Continental SAB de CV	277,517	2,528,214
#	Becle SAB de CV	324,218	288,514
	Cemex SAB de CV (CEMEXCPO MM)	9,954,081	5,879,643
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	392,714
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	362,169	2,835,027
*	Controladora AXTEL SAB de CV	3,493,876	60,361
	El Puerto de Liverpool SAB de CV, Class C1	163,857	817,941
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	706,260	6,009,106
	Gruma SAB de CV, Class B	204,107	3,522,180
	Grupo Aeroportuario del Centro Norte SAB de CV	100,093	945,092
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	4,010,224
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,012,160
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,861	3,255,489
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	81,351
#	Grupo Bimbo SAB de CV	770,885	2,020,030
	Grupo Carso SAB de CV	566,311	3,216,074
#	Grupo Comercial Chedraui SA de CV	258,898	1,492,893
	Grupo Elektra SAB de CV	13,930	230,582
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Banorte SAB de CV, Class O	1,676,535	$11,637,525
*	Grupo Financiero Inbursa SAB de CV, Class O	1,553,544	3,309,959
	Grupo Mexico SAB de CV	1,932,128	9,431,269
*	Industrias Penoles SAB de CV	176,469	2,502,603
	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	2,309,082
	Organizacion Soriana SAB de CV, Class B	211,057	297,203
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	89,406	832,060
*	Vista Energy SAB de CV (VIST US), ADR	2,414	130,235
	Wal-Mart de Mexico SAB de CV	2,363,302	6,156,309
TOTAL MEXICO			84,985,733
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,879	93,529
	Cia de Minas Buenaventura SAA, ADR	53,274	679,776
	Credicorp Ltd.	31,409	5,750,988
TOTAL PERU			6,524,293
PHILIPPINES — (0.6%)
	Aboitiz Equity Ventures, Inc.	836,620	461,193
	Aboitiz Power Corp.	1,003,100	684,908
	ACEN Corp.	3,915,079	207,684
	Ayala Corp.	158,362	1,474,175
	Ayala Land, Inc.	2,952,618	1,123,448
	Bank of the Philippine Islands	1,490,242	2,968,654
	BDO Unibank, Inc.	1,864,754	4,389,892
	China Banking Corp.	59,280	94,487
	DMCI Holdings, Inc.	1,834,700	342,306
	Emperador, Inc.	1,154,200	317,408

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Globe Telecom, Inc.	33,857	$1,280,278
	International Container Terminal Services, Inc.	578,350	3,453,313
	JG Summit Holdings, Inc.	1,661,219	458,990
	Jollibee Foods Corp.	329,910	1,253,674
	Manila Electric Co.	113,390	869,190
	Metropolitan Bank & Trust Co.	2,650,468	3,142,186
Ω	Monde Nissin Corp.	925,300	105,160
	PLDT, Inc. (TEL PM)	68,405	1,565,499
	San Miguel Corp.	1,006,210	1,123,792
	SM Investments Corp.	102,383	1,364,060
	SM Prime Holdings, Inc.	4,049,810	1,601,579
	Universal Robina Corp.	749,180	779,305
TOTAL PHILIPPINES			29,061,181
POLAND — (1.0%)
	Alior Bank SA	111,372	2,570,680
* Ω	Allegro.eu SA	120,453	883,972
	Bank Handlowy w Warszawie SA	28,542	687,883
# *	Bank Millennium SA	444,766	1,134,070
	Bank Polska Kasa Opieki SA	133,639	5,242,381
	Benefit Systems SA	112	82,112
	Budimex SA	12,138	1,421,278
*	CCC SA	20,231	850,320
	CD Projekt SA	44,998	2,327,073
*	Cyfrowy Polsat SA	21,283	80,660
* Ω	Dino Polska SA	31,470	3,481,344
	ING Bank Slaski SA	23,634	1,653,194
	KGHM Polska Miedz SA	117,206	3,593,779
	KRUK SA	14,971	1,574,141
	LPP SA	786	3,171,365
*	mBank SA	11,828	1,826,246
	Orange Polska SA	634,758	1,243,641
	ORLEN SA	428,452	5,649,486
*	Pepco Group NV	98,578	416,185
*	PGE Polska Grupa Energetyczna SA	785,041	1,259,875
	Powszechna Kasa Oszczednosci Bank Polski SA	350,010	5,742,515
		Shares	Value»
POLAND — (Continued)
	Powszechny Zaklad Ubezpieczen SA	383,785	$4,705,824
	Santander Bank Polska SA	14,447	1,793,435
TOTAL POLAND			51,391,459
QATAR — (0.8%)
	Al Rayan Bank	3,963,611	2,598,580
	Barwa Real Estate Co.	1,062,066	835,088
	Commercial Bank PSQC	3,323,683	4,196,844
	Industries Qatar QSC	379,869	1,432,334
	Mesaieed Petrochemical Holding Co.	3,619,196	1,520,729
	Ooredoo QPSC	1,220,788	4,331,854
	Qatar Electricity & Water Co. QSC	365,540	1,588,739
	Qatar Fuel QSC	427,169	1,797,014
	Qatar Gas Transport Co. Ltd.	2,701,345	3,195,546
	Qatar International Islamic Bank QSC	742,448	2,169,882
	Qatar Islamic Bank QPSC	656,062	3,711,276
	Qatar National Bank QPSC	3,503,710	16,065,766
	Qatar Navigation QSC	333,723	1,003,552
TOTAL QATAR			44,447,204
RUSSIA — (0.0%)
* ††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
* ††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	172,148	0
††	PhosAgro PJSC	581	0
* ††,††	Polyus PJSC (PLZL LI), GDR	20,177	0
* ††	RusHydro PJSC (HYDR LI), ADR	801,602	0
* ††	RusHydro PJSC (RSHYY US), ADR	6,421	0

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	$0
* ††	Severstal PAO (SVJTY US), GDR	110	0
* ††	Severstal PAO (SVST LI), GDR	67,765	0
* ††,††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (3.8%)
	ACWA Power Co.	73,421	8,005,913
	Al Rajhi Bank	1,034,714	27,289,694
*	Al Rajhi Co. for Co-operative Insurance	19,886	921,010
	Alinma Bank	939,614	7,475,022
	Almarai Co. JSC	416,238	6,533,047
	Arab National Bank	743,324	4,237,446
	Arabian Internet & Communications Services Co.	21,572	1,833,716
	Astra Industrial Group Co.	25,779	1,291,446
	Bank AlBilad	461,843	4,909,530
*	Bank Al-Jazira	564,335	2,832,907
	Banque Saudi Fransi	803,469	3,437,829
	Bupa Arabia for Cooperative Insurance Co.	68,353	3,389,161
	Co. for Cooperative Insurance	59,968	2,427,365
	Dallah Healthcare Co.	13,671	580,217
*	Dar Al Arkan Real Estate Development Co.	631,050	2,775,319
	Dr. Sulaiman Al Habib Medical Services Group Co.	72,039	5,611,726
	Etihad Etisalat Co.	560,607	8,648,194
	Jarir Marketing Co.	514,746	1,758,516
	Mouwasat Medical Services Co.	103,240	2,533,940
	Nahdi Medical Co.	34,141	1,073,485
	Power & Water Utility Co. for Jubail & Yanbu	24,316	333,057
*	Rabigh Refining & Petrochemical Co.	100,981	220,085
	Riyad Bank	1,187,499	9,270,805
	Riyadh Cables Group Co.	23,839	900,405
		Shares	Value»
SAUDI ARABIA — (Continued)
	SABIC Agri-Nutrients Co.	213,010	$6,530,415
	Sahara International Petrochemical Co.	421,664	2,619,458
*	Saudi Arabian Mining Co.	482,233	6,255,726
Ω	Saudi Arabian Oil Co.	2,429,168	17,975,433
	Saudi Aramco Base Oil Co.	53,150	1,579,477
	Saudi Awwal Bank	789,067	7,558,172
	Saudi Basic Industries Corp.	343,682	6,138,127
	Saudi Electricity Co.	627,932	2,848,120
	Saudi Industrial Investment Group	155,481	726,703
	Saudi Investment Bank	549,691	2,212,080
	Saudi National Bank	1,211,144	11,031,909
*	Saudi Research & Media Group	42,250	2,990,067
	Saudi Tadawul Group Holding Co.	28,777	1,613,449
	Saudi Telecom Co.	1,656,462	19,195,485
*	Savola Group	155,432	1,615,003
	Yanbu National Petrochemical Co.	206,107	2,060,450
TOTAL SAUDI ARABIA			201,239,909
SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	661,335	6,560,097
	Anglo American Platinum Ltd.	30,706	1,077,274
	Anglogold Ashanti PLC (AU US)	174,864	5,282,641
	Aspen Pharmacare Holdings Ltd.	332,053	3,165,922
	Bid Corp. Ltd.	187,603	4,777,173
	Bidvest Group Ltd.	382,266	5,214,739
	Capitec Bank Holdings Ltd.	37,715	6,004,944
#	Clicks Group Ltd.	274,973	5,291,118
	Discovery Ltd.	597,326	5,781,621
	Exxaro Resources Ltd.	297,414	2,784,186
	FirstRand Ltd.	2,901,526	11,804,862
	Gold Fields Ltd. (GFI SJ)	2,573	43,961

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Gold Fields Ltd. (GFI US), Sponsored ADR	584,160	$9,889,829
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	4,049,281
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	251,806	2,837,854
*	Impala Platinum Holdings Ltd.	699,290	3,838,170
	Investec Ltd.	260,237	1,660,867
	Kumba Iron Ore Ltd.	42,784	888,640
	Mr. Price Group Ltd.	190,052	2,533,544
	MTN Group Ltd.	1,300,541	7,977,503
*	MultiChoice Group	45,892	265,587
	Naspers Ltd., Class N	55,289	11,656,589
	Nedbank Group Ltd.	446,735	6,572,674
	NEPI Rockcastle NV	512,113	3,860,054
	Northam Platinum Holdings Ltd.	68,034	459,949
	Old Mutual Ltd. (OMU SJ)	3,135,716	2,075,267
	OUTsurance Group Ltd.	461,022	1,549,683
Ω	Pepkor Holdings Ltd.	2,391,138	3,295,546
	Sanlam Ltd.	1,183,031	5,157,740
#	Sasol Ltd. (SSL US), Sponsored ADR	378,635	1,779,584
	Shoprite Holdings Ltd.	333,733	5,094,218
	Standard Bank Group Ltd.	1,025,361	11,952,990
	Vodacom Group Ltd.	426,700	2,495,638
	Woolworths Holdings Ltd.	842,378	2,618,104
TOTAL SOUTH AFRICA			150,297,849
SOUTH KOREA — (10.1%)
*	Alteogen, Inc.	12,397	3,140,596
	Amorepacific Corp.	12,466	1,106,807
	AMOREPACIFIC Group	25,047	414,221
	BGF retail Co. Ltd.	4,003	284,675
	BNK Financial Group, Inc.	307,311	2,561,674
		Shares	Value»
SOUTH KOREA — (Continued)
# *	Celltrion Pharm, Inc.	8,205	$298,210
	Celltrion, Inc.	43,373	5,330,537
*	Cheil Worldwide, Inc.	72,361	852,766
	CJ CheilJedang Corp.	10,398	1,723,803
	CJ Corp.	24,685	1,611,077
	CJ Logistics Corp.	11,017	602,593
	Classys, Inc.	17,370	643,404
*	CosmoAM&T Co. Ltd.	12,603	453,925
	Coway Co. Ltd.	62,794	3,321,864
	CS Wind Corp.	8,522	243,683
	DB Insurance Co. Ltd.	83,038	5,525,090
#	Dongsuh Cos., Inc.	20,637	329,086
	Doosan Bobcat, Inc.	62,585	2,056,012
#	Doosan Co. Ltd.	7,670	1,482,206
*	Doosan Enerbility Co. Ltd.	451,866	7,374,659
*	Doosan Fuel Cell Co. Ltd.	22,430	250,245
	Douzone Bizon Co. Ltd.	2,076	97,371
# *	Ecopro BM Co. Ltd.	16,592	1,480,944
*	Ecopro Co. Ltd.	52,695	2,191,268
	E-MART, Inc.	9,832	434,697
*	Enchem Co. Ltd.	4,046	359,152
	Eo Technics Co. Ltd.	2,200	213,836
#	F&F Co. Ltd.	15,900	699,687
#	Fila Holdings Corp.	50,915	1,370,836
*	Green Cross Corp.	3,210	303,105
	GS Holdings Corp. (078930 KS)	60,531	1,596,970
*	GS P&L Co. Ltd.	6,432	85,081
	GS Retail Co. Ltd.	27,117	284,798
	Hana Financial Group, Inc.	384,571	15,917,601
*	Hanall Biopharma Co. Ltd.	9,326	259,026
#	Hanjin Kal Corp.	16,227	933,467
	Hankook Tire & Technology Co. Ltd.	92,545	2,596,449
	Hanmi Pharm Co. Ltd.	6,447	1,076,968
	Hanmi Science Co. Ltd.	11,934	226,500
	Hanmi Semiconductor Co. Ltd.	20,861	1,599,352
	Hanon Systems	61,204	179,121

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Aerospace Co. Ltd.	18,716	$5,127,926
	Hanwha Life Insurance Co. Ltd.	278,753	476,352
*	Hanwha Ocean Co. Ltd.	26,940	1,053,097
	Hanwha Solutions Corp.	107,315	1,447,113
#	Hanwha Systems Co. Ltd.	49,412	852,840
*	Hanwha Vision Co. Ltd.	20,731	455,644
	HD Hyundai Co. Ltd.	72,148	4,104,053
	HD Hyundai Electric Co. Ltd.	17,979	5,023,387
*	HD Hyundai Heavy Industries Co. Ltd.	7,340	1,561,121
	HD Hyundai Infracore Co. Ltd.	33,607	169,102
*	HD Hyundai Mipo	15,971	1,357,459
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	33,988	5,387,182
	HL Mando Co. Ltd.	26,878	817,999
*	HLB Life Science Co. Ltd.	3,810	27,772
*	HLB, Inc.	37,948	2,091,617
	HMM Co. Ltd.	206,035	2,685,544
# *	Hugel, Inc.	5,376	873,325
	HYBE Co. Ltd.	6,765	1,044,060
	Hyosung Heavy Industries Corp.	2,938	901,229
	Hyundai Autoever Corp.	6,615	646,257
	Hyundai Elevator Co. Ltd.	15,545	565,342
	Hyundai Engineering & Construction Co. Ltd.	70,249	1,495,472
	Hyundai Glovis Co. Ltd.	57,145	5,837,850
	Hyundai Marine & Fire Insurance Co. Ltd.	67,409	1,144,080
	Hyundai Mobis Co. Ltd.	40,479	7,304,663
	Hyundai Motor Co.	110,217	15,512,937
	Hyundai Rotem Co. Ltd.	66,286	2,684,022
	Hyundai Steel Co.	77,199	1,223,672
		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	354,891	$3,780,606
	JB Financial Group Co. Ltd.	159,888	2,167,607
	JYP Entertainment Corp.	18,057	928,282
	Kakao Corp.	98,695	2,591,208
	KakaoBank Corp.	46,502	674,045
*	Kakaopay Corp.	11,156	205,875
	Kangwon Land, Inc.	66,440	764,237
	KB Financial Group, Inc. (105560 KS)	274,525	17,199,328
	KB Financial Group, Inc. (KB US), ADR	4,174	260,750
	KCC Corp.	4,380	744,714
#	KEPCO Engineering & Construction Co., Inc.	7,306	344,386
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	418,334
	Kia Corp.	207,178	14,456,431
	KIWOOM Securities Co. Ltd.	25,231	2,162,865
	Korea Aerospace Industries Ltd.	73,272	2,676,764
*	Korea Electric Power Corp. (015760 KS)	170,753	2,464,352
*	Korea Gas Corp.	24,489	573,628
	Korea Investment Holdings Co. Ltd.	51,532	2,802,238
	Korean Air Lines Co. Ltd.	201,280	3,417,160
*	Krafton, Inc.	21,699	5,406,422
#	KT Corp. (KT US), Sponsored ADR	82,100	1,422,793
#	KT&G Corp.	80,950	6,138,725
*	Kum Yang Co. Ltd.	15,662	192,800
	Kumho Petrochemical Co. Ltd.	20,008	1,447,670
*	L&F Co. Ltd.	7,381	443,163
	LEENO Industrial, Inc.	10,832	1,581,372
	LG Chem Ltd.	41,103	6,666,311
	LG Corp.	66,651	3,416,802
*	LG Display Co. Ltd. (034220 KS)	169,698	1,073,986
# *	LG Display Co. Ltd. (LPL US), ADR	290,355	937,847
	LG Electronics, Inc.	153,222	8,828,036

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
# *	LG Energy Solution Ltd.	6,507	$1,566,526
	LG H&H Co. Ltd.	8,789	1,848,340
	LG Innotek Co. Ltd.	16,124	1,637,196
	LG Uplus Corp.	284,494	1,960,336
	LIG Nex1 Co. Ltd.	12,128	1,881,151
# *	LigaChem Biosciences, Inc.	11,496	991,846
	Lotte Chemical Corp.	14,151	551,318
	Lotte Corp.	29,517	421,957
	LOTTE Fine Chemical Co. Ltd.	959	26,136
	LS Corp.	26,502	2,147,588
#	LS Electric Co. Ltd.	25,318	3,999,415
	Macquarie Korea Infrastructure Fund	344,247	2,486,022
	Meritz Financial Group, Inc.	90,987	7,117,124
	Mirae Asset Securities Co. Ltd.	241,528	1,392,675
	NAVER Corp.	32,301	4,783,360
	NCSoft Corp.	9,415	1,114,196
# * Ω	Netmarble Corp.	19,169	580,845
	NH Investment & Securities Co. Ltd.	225,821	2,233,982
	NongShim Co. Ltd.	2,975	712,180
	Orion Corp.	26,626	1,850,199
	Ottogi Corp.	332	87,462
	Pan Ocean Co. Ltd.	290,858	662,055
*	Pearl Abyss Corp.	16,556	329,258
*	Peptron, Inc.	3,515	234,080
*	PharmaResearch Co. Ltd.	3,718	614,898
#	Posco DX Co. Ltd.	45,598	586,008
#	POSCO Future M Co. Ltd.	8,327	810,768
	POSCO Holdings, Inc. (005490 KS)	31,556	5,621,761
#	Posco International Corp.	46,227	1,328,907
*	Rainbow Robotics	4,141	846,539
	S-1 Corp.	17,230	706,176
*	Sam Chun Dang Pharm Co. Ltd.	7,088	889,135
* Ω	Samsung Biologics Co. Ltd.	8,656	6,401,943
	Samsung C&T Corp.	44,357	3,636,240
	Samsung Card Co. Ltd. (029780 KS)	31,975	921,109
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	41,770	$3,825,839
	Samsung Electronics Co. Ltd. (005930 KS)	3,188,235	113,863,730
	Samsung Engineering Co. Ltd.	175,128	2,160,196
	Samsung Fire & Marine Insurance Co. Ltd.	37,896	9,890,720
*	Samsung Heavy Industries Co. Ltd.	315,378	2,804,468
*	Samsung Life Insurance Co. Ltd.	55,854	3,408,256
	Samsung SDI Co. Ltd.	27,283	4,133,861
	Samsung SDS Co. Ltd.	26,666	2,204,743
	Samsung Securities Co. Ltd.	125,495	3,914,515
	Samyang Foods Co. Ltd.	2,289	1,071,963
	Shinhan Financial Group Co. Ltd. (055550 KS)	324,111	11,290,037
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	39,246	1,374,395
	Shinsegae, Inc.	1,464	133,325
*	Silicon2 Co. Ltd.	12,696	266,801
*	SK Biopharmaceuticals Co. Ltd.	19,404	1,443,978
*	SK Bioscience Co. Ltd.	12,585	421,774
#	SK Hynix, Inc.	350,390	47,172,861
* Ω	SK IE Technology Co. Ltd.	15,226	239,043
*	SK Innovation Co. Ltd.	3,789	330,199
	SK Telecom Co. Ltd. (017670 KS)	46,340	1,764,589
	SK, Inc.	36,024	3,646,603
# *	SKC Co. Ltd.	11,449	1,221,943
	SM Entertainment Co. Ltd.	2,183	124,933
	S-Oil Corp.	45,183	1,890,104
	Soulbrain Co. Ltd.	2,201	253,332
	ST Pharm Co. Ltd.	787	46,621
*	Taihan Electric Wire Co. Ltd.	29,224	262,005

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woori Financial Group, Inc. (316140 KS)	791,798	$8,711,446
	Youngone Corp.	8,203	246,746
	Yuhan Corp.	26,942	2,387,473
TOTAL SOUTH KOREA			533,058,446
TAIWAN — (19.7%)
	Accton Technology Corp.	302,000	6,934,944
#	Acer, Inc.	3,398,811	3,817,535
#	Advanced Energy Solution Holding Co. Ltd.	24,000	867,718
	Advantech Co. Ltd.	233,089	2,668,531
	Airoha Technology Corp.	11,000	222,939
	Airtac International Group	111,602	2,910,193
	Alchip Technologies Ltd.	50,000	4,651,485
	AP Memory Technology Corp.	6,000	54,787
	Apex Dynamics, Inc.	1,000	24,301
#	ASE Technology Holding Co. Ltd.	1,651,782	8,573,584
	Asia Cement Corp.	2,725,758	3,393,621
	Asia Vital Components Co. Ltd.	173,000	2,912,791
	ASMedia Technology, Inc.	21,000	1,267,429
	ASPEED Technology, Inc.	31,300	3,301,193
	Asustek Computer, Inc.	627,180	11,416,236
	AUO Corp. (2409 TT)	7,603,498	3,276,358
#	AURAS Technology Co. Ltd.	46,000	852,986
	Bizlink Holding, Inc.	53,551	1,013,437
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,391,759
*	Caliway Biopharmaceuticals Co. Ltd.	23,000	486,718
	Catcher Technology Co. Ltd.	708,429	4,254,693
	Cathay Financial Holding Co. Ltd.	4,347,393	8,765,557
	Chailease Holding Co. Ltd.	1,396,952	4,874,406
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	5,208,448	$2,876,135
#	Cheng Shin Rubber Industry Co. Ltd.	2,291,965	3,447,949
	Chicony Electronics Co. Ltd.	810,497	3,753,244
	China Airlines Ltd.	5,213,536	4,096,776
	China Steel Corp.	9,023,932	5,522,548
	Chipbond Technology Corp.	558,000	1,083,296
	Chroma ATE, Inc.	372,000	4,189,194
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	2,631,072
	Chunghwa Telecom Co. Ltd. (2412 TT)	722,000	2,756,981
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,317,493
	Compal Electronics, Inc.	5,016,541	5,532,911
#	Compeq Manufacturing Co. Ltd.	1,260,000	2,632,891
	CTBC Financial Holding Co. Ltd.	10,705,175	12,742,208
	Delta Electronics, Inc.	890,486	11,603,064
	E Ink Holdings, Inc.	602,000	5,052,921
	E.Sun Financial Holding Co. Ltd.	10,515,291	8,867,790
	Eclat Textile Co. Ltd.	171,402	2,730,771
	Elite Material Co. Ltd.	263,000	4,827,620
	eMemory Technology, Inc.	59,000	5,823,274
	Eva Airways Corp.	4,630,758	6,676,673
	Evergreen Marine Corp. Taiwan Ltd.	1,066,289	6,614,025
	Far Eastern International Bank	635,809	260,146
	Far Eastern New Century Corp.	3,702,085	3,506,677
	Far EasTone Telecommunications Co. Ltd.	1,940,000	5,201,926
	Faraday Technology Corp.	137,097	908,409

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Feng TAY Enterprise Co. Ltd.	471,666	$1,875,498
	First Financial Holding Co. Ltd.	10,261,863	8,659,464
#	Formosa Chemicals & Fibre Corp.	2,712,518	2,310,373
#	Formosa Petrochemical Corp.	487,000	535,605
#	Formosa Plastics Corp.	2,928,153	3,216,844
	Formosa Sumco Technology Corp.	81,000	221,569
#	Fortune Electric Co. Ltd.	71,200	1,204,483
	Foxconn Technology Co. Ltd.	1,025,627	2,429,891
	Fubon Financial Holding Co. Ltd.	3,789,252	10,614,399
	Genius Electronic Optical Co. Ltd.	43,695	591,371
	Getac Holdings Corp.	429,000	1,544,033
	Giant Manufacturing Co. Ltd.	379,810	1,678,963
	Gigabyte Technology Co. Ltd.	343,000	2,593,411
#	Global Unichip Corp.	76,000	3,013,456
#	Globalwafers Co. Ltd.	282,000	2,906,218
#	Gold Circuit Electronics Ltd.	370,000	2,431,501
	Goldsun Building Materials Co. Ltd.	23,000	30,946
	Great Wall Enterprise Co. Ltd.	50,000	78,338
	Highwealth Construction Corp.	1,591,444	2,054,571
	Hiwin Technologies Corp.	385,291	3,412,333
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	30,651,213
#	Hotai Finance Co. Ltd.	137,940	336,226
	Hotai Motor Co. Ltd.	167,960	3,080,507
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	7,488,645	$6,370,502
	Innolux Corp.	7,952,372	3,368,646
	International Games System Co. Ltd.	284,000	8,114,042
#	Inventec Corp.	2,220,550	3,273,340
	Jentech Precision Industrial Co. Ltd.	50,000	2,069,297
#	Jinan Acetate Chemical Co. Ltd.	59,657	1,517,747
	JSL Construction & Development Co. Ltd.	53,000	146,539
	KGI Financial Holding Co. Ltd.	13,094,045	6,844,855
#	King Slide Works Co. Ltd.	33,000	1,494,787
	King Yuan Electronics Co. Ltd.	1,526,000	5,106,619
	King's Town Bank Co. Ltd.	329,000	510,872
	Largan Precision Co. Ltd. (3008 TT)	69,860	5,772,965
	Lien Hwa Industrial Holdings Corp.	1,000,819	1,504,506
	Lite-On Technology Corp.	1,651,410	5,404,649
	Lotes Co. Ltd.	90,700	5,110,286
	Lotus Pharmaceutical Co. Ltd.	192,000	1,497,170
	Macronix International Co. Ltd.	1,138,074	661,062
#	Makalot Industrial Co. Ltd.	205,020	2,170,299
	MediaTek, Inc.	759,995	32,913,123
	Mega Financial Holding Co. Ltd.	5,243,541	6,166,216
	Merida Industry Co. Ltd.	155,287	737,839
	Micro-Star International Co. Ltd.	868,000	4,750,863
	Mitac Holdings Corp.	16,000	34,953
#	momo.com, Inc.	85,555	919,147
	MPI Corp.	5,000	130,102
	Nan Ya Plastics Corp.	3,355,599	3,280,636

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nan Ya Printed Circuit Board Corp.	199,000	$815,664
# *	Nanya Technology Corp.	1,217,010	1,094,233
	Nien Made Enterprise Co. Ltd.	221,000	2,901,134
#	Novatek Microelectronics Corp.	631,000	9,916,208
*	Oneness Biotech Co. Ltd.	55,234	132,263
	Parade Technologies Ltd.	46,000	973,917
	Pegatron Corp.	1,946,345	5,663,036
*	PharmaEssentia Corp.	176,869	3,680,533
#	Phison Electronics Corp.	169,000	2,404,754
	Pou Chen Corp.	2,506,487	2,779,763
# *	Powerchip Semiconductor Manufacturing Corp.	3,526,000	2,125,597
	Powertech Technology, Inc.	902,819	3,133,647
	President Chain Store Corp.	408,831	3,226,089
	Qisda Corp.	1,446,000	1,525,634
	Quanta Computer, Inc.	1,232,000	9,767,459
	Radiant Opto-Electronics Corp.	571,000	3,472,363
	Realtek Semiconductor Corp.	220,950	3,639,242
	Ruentex Development Co. Ltd.	1,695,101	2,161,924
	Ruentex Industries Ltd.	660,214	1,382,761
	Sanyang Motor Co. Ltd.	387,000	826,017
	Shanghai Commercial & Savings Bank Ltd.	3,282,718	4,216,509
	Shihlin Electric & Engineering Corp.	191,000	1,075,010
*	Shin Kong Financial Holding Co. Ltd.	15,375,017	5,725,420
#	Silergy Corp.	235,000	2,730,706
		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	216,000	$2,622,179
	Sinbon Electronics Co. Ltd.	194,000	1,543,099
	Sino-American Silicon Products, Inc.	686,000	2,431,757
	SinoPac Financial Holdings Co. Ltd.	10,096,006	6,949,278
*	Starlux Airlines Co. Ltd.	208,000	176,279
	Synnex Technology International Corp.	1,370,343	2,945,309
#	TA Chen Stainless Pipe	2,036,787	2,106,911
	Taichung Commercial Bank Co. Ltd.	3,677,151	2,112,257
#	Taishin Financial Holding Co. Ltd.	11,240,388	5,966,492
	Taiwan Business Bank	8,436,964	3,854,112
	Taiwan Cooperative Financial Holding Co. Ltd.	7,644,595	5,667,946
	Taiwan FamilyMart Co. Ltd.	31,000	179,109
	Taiwan Fertilizer Co. Ltd.	288,000	456,568
# *	Taiwan Glass Industry Corp.	666,375	338,367
	Taiwan High Speed Rail Corp.	1,649,000	1,369,867
	Taiwan Mobile Co. Ltd.	1,824,300	6,124,616
	Taiwan Secom Co. Ltd.	197,670	740,816
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,941,808	431,908,060
# *	Tatung Co. Ltd.	1,748,000	2,312,768
	TCC Group Holdings Co. Ltd.	5,327,701	5,149,507
#	Teco Electric & Machinery Co. Ltd.	1,579,000	2,559,547
	Tong Yang Industry Co. Ltd.	201,000	657,094
	Tripod Technology Corp.	590,870	3,465,451
	Unimicron Technology Corp.	1,269,000	5,291,509

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Union Bank of Taiwan	972,309	$456,205
	Uni-President Enterprises Corp.	4,692,033	11,140,483
	United Integrated Services Co. Ltd.	159,000	2,450,424
#	United Microelectronics Corp. (2303 TT)	6,388,000	7,615,813
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	341,494
#	Vanguard International Semiconductor Corp.	1,121,126	3,213,417
	Via Technologies, Inc.	67,000	190,240
	VisEra Technologies Co. Ltd.	117,000	1,142,229
	Voltronic Power Technology Corp.	75,224	4,245,804
#	Walsin Lihwa Corp.	2,911,818	2,166,505
#	Walsin Technology Corp.	324,000	905,888
#	Wan Hai Lines Ltd.	901,747	2,067,369
*	Winbond Electronics Corp.	3,983,591	1,729,086
††	Wintek Corp.	604,760	0
	Wistron Corp.	2,463,699	8,085,492
	Wistron NeWeb Corp.	88,172	378,674
	Wiwynn Corp.	72,000	4,746,416
	WPG Holdings Ltd.	1,741,039	3,718,498
	WT Microelectronics Co. Ltd.	352,945	1,189,814
	Yageo Corp.	377,634	6,128,922
#	Yang Ming Marine Transport Corp.	2,002,000	4,107,926
	YFY, Inc.	161,000	146,207
	Yuanta Financial Holding Co. Ltd.	9,059,882	9,528,338
#	Yulon Finance Corp.	422,023	1,459,070
	Yulon Motor Co. Ltd.	754,496	1,141,471
	Zhen Ding Technology Holding Ltd.	969,700	3,473,358
TOTAL TAIWAN			1,044,999,394
		Shares	Value»
THAILAND — (1.6%)
	Advanced Info Service PCL	707,700	$5,968,428
	Airports of Thailand PCL	1,970,200	3,232,474
	Asset World Corp. PCL	4,243,200	398,174
	B Grimm Power PCL	747,100	337,221
	Bangchak Corp. PCL	1,077,100	1,103,488
	Bangkok Airways PCL	437,900	243,169
	Bangkok Bank PCL (BBLF TB)	593,800	2,715,522
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	579,415
#	Bangkok Chain Hospital PCL	919,200	390,336
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	3,487,212
	Bangkok Expressway & Metro PCL	5,243,799	1,051,096
	Banpu PCL	7,033,166	1,044,271
	Banpu Power PCL	427,094	109,072
#	Berli Jucker PCL	874,000	578,774
	Betagro PCL	206,000	106,441
*	BTS Group Holdings PCL	5,999,300	1,095,640
	Bumrungrad Hospital PCL	409,400	2,188,330
	Cal-Comp Electronics Thailand PCL, Class F	865,100	196,526
#	Carabao Group PCL	261,100	546,624
	Central Pattana PCL	1,310,400	2,062,396
	Central Plaza Hotel PCL	379,900	318,699
	Central Retail Corp. PCL	1,502,350	1,483,389
	Charoen Pokphand Foods PCL	3,570,823	2,332,832
	Com7 PCL	942,000	615,412
	CP ALL PCL	2,100,300	3,243,225
	CP Axtra PCL	446,128	354,385
	Delta Electronics Thailand PCL	1,325,100	4,958,058
	Dohome PCL	36,500	7,967
#	Electricity Generating PCL	183,100	606,255
#	Global Power Synergy PCL	528,300	482,412

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Gulf Energy Development PCL	1,327,999	$2,277,415
	Home Product Center PCL	4,266,113	1,108,493
	Indorama Ventures PCL	1,348,800	921,229
	Intouch Holdings PCL	311,000	898,137
	I-TAIL Corp. PCL	259,600	131,053
# *	Jasmine Technology Solution PCL	21,900	35,118
	Kasikornbank PCL (KBANKF TB)	220,900	1,062,681
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	26,214
	Kiatnakin Phatra Bank PCL	83,187	128,455
	Krung Thai Bank PCL	1,429,987	972,434
#	Krungthai Card PCL	660,700	995,710
#	Land & Houses PCL (LHF TB)	6,279,800	857,820
	MBK PCL	247,700	133,872
	Mega Lifesciences PCL	216,800	202,797
	Minor International PCL	2,962,683	2,111,489
	Muangthai Capital PCL	900,700	1,170,174
	Ngern Tid Lor PCL	1,462,949	721,157
#	Osotspa PCL	1,048,000	504,160
# *	Plan B Media PCL	134,800	28,821
*	PSG Corp. PCL	3,951,100	39,892
	PTT Exploration & Production PCL	1,156,055	4,377,046
	PTT Global Chemical PCL	1,523,725	972,831
#	PTT Oil & Retail Business PCL	2,005,300	690,764
	PTT PCL	7,559,800	7,071,528
	Ratch Group PCL	792,000	670,289
	SCB X PCL	434,066	1,611,232
#	SCG Packaging PCL	954,401	467,635
	Siam Cement PCL	383,100	1,751,964
	Siam Global House PCL	1,304,798	387,468
#	Srisawad Corp. PCL	756,669	831,381
	Supalai PCL	154,500	77,078
	Thai Life Insurance PCL	573,900	178,944
	Thai Oil PCL	1,150,617	888,375
		Shares	Value»
THAILAND — (Continued)
	Thai Union Group PCL	2,463,640	$877,912
	Thanachart Capital PCL	314,900	465,220
#	Tisco Financial Group PCL (TISCO/F TB)	284,000	839,139
	TMBThanachart Bank PCL	23,134,297	1,360,235
*	True Corp. PCL	10,571,686	3,673,013
	TTW PCL	154,868	41,160
	WHA Corp. PCL	8,906,900	1,259,001
TOTAL THAILAND			84,656,579
TURKEY — (0.9%)
#	Akbank TAS	2,469,157	4,462,651
	Akcansa Cimento AS	4,716	27,408
	Aksa Akrilik Kimya Sanayii AS	298,193	95,998
	Aksa Enerji Uretim AS	237,721	272,433
#	Alarko Holding AS	129,678	311,238
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,521	1,033,223
	Anadolu Hayat Emeklilik AS	19,428	53,888
# *	Arcelik AS	76,332	269,781
#	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	1,024,052
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	65,342	214,374
	Aygaz AS	11,110	49,252
#	BIM Birlesik Magazalar AS	201,616	3,093,054
# *	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	60,460
	Borusan Yatirim ve Pazarlama AS	2,805	140,693
	Celebi Hava Servisi AS	416	22,318
	Cimsa Cimento Sanayi VE Ticaret AS	131,107	194,820
	Coca-Cola Icecek AS	769,041	1,221,276
	Dogan Sirketler Grubu Holding AS	1,001,315	378,928

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Dogus Otomotiv Servis ve Ticaret AS	79,886	$419,276
	EGE Endustri VE Ticaret AS	129	34,042
Ω	Enerjisa Enerji AS	183,384	312,791
#	Enka Insaat ve Sanayi AS	775,859	1,052,142
#	Eregli Demir ve Celik Fabrikalari TAS	1,100,662	688,183
#	Ford Otomotiv Sanayi AS	43,870	1,137,073
# *	Gubre Fabrikalari TAS	23,608	175,840
	Is Yatirim Menkul Degerler AS	434,732	542,303
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	478,045	363,103
	Kiler Holding AS	19,833	16,062
	KOC Holding AS	472,649	2,240,603
#	Kontrolmatik Enerji Ve Muhendislik AS	141,115	140,645
*	Konya Cimento Sanayii AS	498	88,112
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	129,360	255,849
	Migros Ticaret AS	45,800	746,186
* Ω	MLP Saglik Hizmetleri AS	21,634	236,813
	Nuh Cimento Sanayi AS	26,563	204,696
	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	385,912
# *	Oyak Cimento Fabrikalari AS	780,529	528,050
# *	Pegasus Hava Tasimaciligi AS	327,078	2,135,391
# *	Petkim Petrokimya Holding AS	817,315	398,498
# *	Sasa Polyester Sanayi AS	2,129,384	217,195
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	59,652	116,178
*	TAV Havalimanlari Holding AS	190,894	1,478,341
#	Tofas Turk Otomobil Fabrikasi AS	117,732	729,919
		Shares	Value»
TURKEY — (Continued)
# *	Turk Altin Isletmeleri AS	299,082	$188,052
*	Turk Hava Yollari AO	346,533	3,059,294
# *	Turk Telekomunikasyon AS	401,340	565,331
#	Turk Traktor ve Ziraat Makineleri AS	19,401	370,947
#	Turkcell Iletisim Hizmetleri AS	812,886	2,444,759
#	Turkiye Garanti Bankasi AS	391,168	1,388,250
#	Turkiye Is Bankasi AS, Class C	6,226,851	2,455,839
#	Turkiye Petrol Rafinerileri AS	748,356	2,944,149
	Turkiye Sigorta AS	793,360	396,847
*	Turkiye Sinai Kalkinma Bankasi AS	384,436	145,822
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,030,051
*	Turkiye Vakiflar Bankasi TAO, Class D	1,926,733	1,472,473
# *	Ulker Biskuvi Sanayi AS	154,270	518,114
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	12,289
#	Yapi ve Kredi Bankasi AS	2,835,254	2,426,039
	Ziraat Gayrimenkul Yatirim Ortakligi AS	298,432	123,221
TOTAL TURKEY			47,110,527
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	2,425,928	7,906,056
	Abu Dhabi Islamic Bank PJSC	1,652,183	7,013,563
	Abu Dhabi National Oil Co. for Distribution PJSC	2,723,420	2,665,636
*	Abu Dhabi Ports Co. PJSC	164,968	222,321
	ADNOC Drilling Co. PJSC	1,643,548	2,415,774
	Agility Global PLC	889,686	319,672

The Emerging Markets Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Aldar Properties PJSC	2,344,049	$4,876,878
	Alpha Dhabi Holding PJSC	245,800	762,635
	Dubai Electricity & Water Authority PJSC	3,949,297	2,752,774
	Dubai Islamic Bank PJSC	3,621,408	7,577,050
	Emaar Development PJSC	649,402	2,319,376
	Emaar Properties PJSC	5,799,347	21,285,406
	Emirates Integrated Telecommunications Co. PJSC	199,131	426,852
	Emirates NBD Bank PJSC	2,014,989	11,437,327
	Emirates Telecommunications Group Co. PJSC	1,697,963	7,901,497
	Fertiglobe PLC	246,404	166,319
	First Abu Dhabi Bank PJSC	2,525,583	9,990,620
*	International Holding Co. PJSC	23,416	2,568,979
*	Multiply Group PJSC	2,533,867	1,454,604
	Salik Co. PJSC	1,055,542	1,391,489
TOTAL UNITED ARAB EMIRATES			95,454,828
TOTAL COMMON STOCKS			5,164,705,702
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Banco Bradesco SA, 9.216%	2,216,238	4,584,889
	Centrais Eletricas Brasileiras SA, 9.184%	137,246	932,344
	Cia Energetica de Minas Gerais, 12.126%	1,700,578	3,189,284
	Cia Paranaense de Energia - Copel Class B, 4.376%	1,103,566	1,831,708
	Energisa SA, 5.739%	639	762
	Gerdau SA, 4.549%	569,235	1,677,300
	Isa Energia Brasil SA, 3.307%	201,500	820,612
	Shares	Value»

BRAZIL — (Continued)
Itau Unibanco Holding SA, 7.138%	1,766,872	$10,222,011
Petroleo Brasileiro SA, 16.113%	3,320,648	21,415,832
Raizen SA, 1.381%	1,265,232	411,348
TOTAL BRAZIL		45,086,090
CHILE — (0.0%)
Embotelladora Andina SA, 8.954%	234,235	781,955
Sociedad Quimica y Minera de Chile SA Class B, 2.034%	4,325	170,704
TOTAL CHILE		952,659
COLOMBIA — (0.0%)
Bancolombia SA, 8.541%	40,292	396,692
Grupo de Inversiones Suramericana SA, 4.888%	67,079	456,871
TOTAL COLOMBIA		853,563
TOTAL PREFERRED STOCKS		46,892,312
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Equatorial Energia SA Rights 02/13/2025	2,982	2,424
TOTAL INVESTMENT SECURITIES (Cost $2,892,357,713)		5,211,600,438

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	7,182,499	83,087,147
TOTAL INVESTMENTS — (100.0%)
(Cost $2,975,439,120)^^			$5,294,687,585

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

The Emerging Markets Series
CONTINUED
Ω
Rule 144A, Section 4(2), or other security that is
restricted as to resale to institutional investors. This
security has been deemed liquid based upon the
Fund’s Liquidity Guidelines. The liquidity
determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2025, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	121	03/21/25	$36,724,443	$36,706,863	$(17,580)
Total Futures Contracts			$36,724,443	$36,706,863	$(17,580)
As of January 31, 2025, the value of Rule 144A securities amounted to $216,748,124 or 4.1% of net assets.
Summary of the Series' investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$157,604,567	—	—	$157,604,567
Chile	7,883,972	$13,963,481	—	21,847,453
China	160,695,291	1,164,758,949	—	1,325,454,240
Colombia	5,074,515	—	—	5,074,515
Czech Republic	—	8,874,265	—	8,874,265
Egypt	179,838	2,270,972	—	2,450,810
Greece	—	26,958,622	—	26,958,622
Hungary	—	13,999,969	—	13,999,969
India	33,658,412	996,837,861	—	1,030,496,273
Indonesia	—	79,426,457	—	79,426,457
Kuwait	—	33,132,775	—	33,132,775
Malaysia	—	86,158,354	—	86,158,354
Mexico	84,985,733	—	—	84,985,733
Peru	6,524,293	—	—	6,524,293
Philippines	—	29,061,181	—	29,061,181
Poland	—	51,391,459	—	51,391,459
Qatar	—	44,447,204	—	44,447,204
Saudi Arabia	—	201,239,909	—	201,239,909
South Africa	19,789,908	130,507,941	—	150,297,849
South Korea	4,080,866	528,977,580	—	533,058,446
Taiwan	4,658,987	1,040,340,407	—	1,044,999,394
Thailand	605,629	84,050,950	—	84,656,579
Turkey	—	47,110,527	—	47,110,527
United Arab Emirates	—	95,454,828	—	95,454,828
Preferred Stocks
Brazil	45,086,090	—	—	45,086,090
Chile	—	952,659	—	952,659
Colombia	853,563	—	—	853,563

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	—	$2,424	—	$2,424
Securities Lending Collateral	—	83,087,147	—	83,087,147
Total Investments in Securities	$531,681,664	$4,763,005,921	—˂˃	$5,294,687,585
Financial Instruments
Liabilities
Futures Contracts**	$(17,580)	—	—	(17,580)
Total Financial Instruments	$(17,580)	—	—	$(17,580)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At January 31, 2025, the Trust consisted of ten operational portfolios, of which three (the “Series”) are included in this document and are “Master Funds” in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Series entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,719,566
The DFA International Value Series	9,792,238
The Emerging Markets Series	3,087,234

OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.